UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-6093

Name of Registrant: Vanguard Institutional Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1: Schedule of Investments

Vanguard Institutional Index Fund

Schedule of Investments
As of September 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (10.4%)
McDonald's Corp.	7,817,094	582,452
Walt Disney Co.	14,047,354	465,108
* Amazon.com Inc.	2,598,476	408,117
Home Depot Inc.	12,230,971	387,477
Comcast Corp. Class A	19,768,592	357,416
* Ford Motor Co.	25,260,540	309,189
Target Corp.	5,298,796	283,168
* DIRECTV Class A	6,366,313	265,030
Time Warner Inc.	8,259,189	253,144
Lowe's Cos. Inc.	10,306,658	229,735
NIKE Inc. Class B	2,838,101	227,445
News Corp. Class A	16,749,096	218,743
Viacom Inc. Class B	4,466,827	161,654
Yum! Brands Inc.	3,430,068	157,989
Johnson Controls Inc.	4,945,353	150,833
Time Warner Cable Inc.	2,609,686	140,897
Starbucks Corp.	5,435,928	139,051
TJX Cos. Inc.	2,942,899	131,342
* priceline.com Inc.	355,400	123,800
Carnival Corp.	3,192,683	121,992
* Kohl's Corp.	2,262,172	119,171
Staples Inc.	5,362,704	112,188
Best Buy Co. Inc.	2,541,792	103,781
Coach Inc.	2,184,493	93,846
* Discovery Communications Inc. Class A	2,090,683	91,049
Omnicom Group Inc.	2,213,585	87,392
* Bed Bath & Beyond Inc.	1,935,464	84,018
CBS Corp. Class B	4,992,687	79,184
Marriott International Inc./DE Class A	2,105,375	75,436
McGraw-Hill Cos. Inc.	2,270,455	75,061
Stanley Black & Decker Inc.	1,216,868	74,570
Starwood Hotels & Resorts Worldwide Inc.	1,394,420	73,277
Macy's Inc.	3,100,107	71,581
Mattel Inc.	2,642,348	61,989
Gap Inc.	3,227,635	60,163
Fortune Brands Inc.	1,119,234	55,100
* O'Reilly Automotive Inc.	1,017,807	54,147
Limited Brands Inc.	1,939,847	51,949
Genuine Parts Co.	1,162,825	51,850
VF Corp.	633,240	51,305
Harley-Davidson Inc.	1,729,947	49,200
Ross Stores Inc.	882,781	48,217
* AutoZone Inc.	210,175	48,111
Wynn Resorts Ltd.	552,178	47,912
* Apollo Group Inc. Class A	930,587	47,786
JC Penney Co. Inc.	1,736,871	47,208
Nordstrom Inc.	1,236,985	46,016
* CarMax Inc.	1,641,084	45,721
Hasbro Inc.	1,024,824	45,615

	Whirlpool Corp.	557,024	45,097
	Tiffany & Co.	930,942	43,745
	Darden Restaurants Inc.	1,014,739	43,411
	Polo Ralph Lauren Corp. Class A	481,648	43,281
	Expedia Inc.	1,523,323	42,973
	Family Dollar Stores Inc.	972,050	42,926
	Newell Rubbermaid Inc.	2,044,480	36,412
	Wyndham Worldwide Corp.	1,318,051	36,207
*	Interpublic Group of Cos. Inc.	3,583,338	35,941
	International Game Technology	2,183,064	31,545
	Scripps Networks Interactive Inc. Class A	657,712	31,294
*	Urban Outfitters Inc.	953,825	29,988
	H&R Block Inc.	2,261,132	29,282
	Abercrombie & Fitch Co.	648,589	25,503
	Leggett & Platt Inc.	1,083,458	24,660
*,^ Sears Holdings Corp.		324,473	23,407
	DR Horton Inc.	2,055,028	22,852
	DeVry Inc.	461,941	22,732
*	GameStop Corp. Class A	1,119,299	22,061
*	Pulte Group Inc.	2,468,407	21,623
	Gannett Co. Inc.	1,752,782	21,437
	RadioShack Corp.	918,876	19,600
*	Goodyear Tire & Rubber Co.	1,775,091	19,082
*	Big Lots Inc.	553,661	18,409
	Lennar Corp. Class A	1,189,246	18,291
^	Washington Post Co. Class B	44,381	17,726
*	Harman International Industries Inc.	508,193	16,979
	Comcast Corp. Class A Special Shares	844,535	14,366
*,^ AutoNation Inc.		461,321	10,726
*	Office Depot Inc.	2,014,123	9,265
	Meredith Corp.	268,861	8,956
*	Eastman Kodak Co.	1,958,637	8,226
*	New York Times Co. Class A	868,863	6,725
			7,912,153
Consumer Staples (11.3%)
	Procter & Gamble Co.	20,847,234	1,250,209
	Coca-Cola Co.	16,961,867	992,608
	Wal-Mart Stores Inc.	14,689,767	786,196
	PepsiCo Inc./NC	11,684,729	776,333
	Philip Morris International Inc.	13,461,580	754,118
	Kraft Foods Inc.	12,809,451	395,300
	Altria Group Inc.	15,305,941	367,649
	CVS Caremark Corp.	9,975,665	313,934
	Colgate-Palmolive Co.	3,569,514	274,353
	Walgreen Co.	7,147,721	239,449
	Costco Wholesale Corp.	3,225,299	208,000
	Kimberly-Clark Corp.	3,006,338	195,562
	General Mills Inc.	4,716,967	172,358
	Archer-Daniels-Midland Co.	4,695,759	149,889
	Sysco Corp.	4,329,142	123,467
	HJ Heinz Co.	2,338,213	110,761
	Kroger Co.	4,716,097	102,151
	Avon Products Inc.	3,150,647	101,167
	Kellogg Co.	1,914,566	96,705
	Lorillard Inc.	1,114,441	89,501
	Mead Johnson Nutrition Co.	1,502,511	85,508
	Coca-Cola Enterprises Inc.	2,436,568	75,534

Reynolds American Inc.	1,240,174	73,654
ConAgra Foods Inc.	3,229,494	70,855
Clorox Co.	1,020,574	68,134
Sara Lee Corp.	4,856,966	65,229
Dr Pepper Snapple Group Inc.	1,754,595	62,323
Safeway Inc.	2,803,041	59,312
Molson Coors Brewing Co. Class B	1,159,143	54,735
Hershey Co.	1,131,899	53,867
JM Smucker Co.	876,543	53,057
Estee Lauder Cos. Inc. Class A	838,675	53,029
Campbell Soup Co.	1,418,503	50,711
Brown-Forman Corp. Class B	760,551	46,880
McCormick & Co. Inc./MD	977,399	41,090
* Whole Foods Market Inc.	1,070,813	39,738
Tyson Foods Inc. Class A	2,185,378	35,010
* Constellation Brands Inc. Class A	1,298,564	22,972
Hormel Foods Corp.	506,689	22,598
SUPERVALU Inc.	1,555,284	17,932
* Dean Foods Co.	1,326,576	13,544
		8,565,422
Energy (10.9%)
Exxon Mobil Corp.	37,396,621	2,310,737
Chevron Corp.	14,766,806	1,196,850
ConocoPhillips	10,894,694	625,682
Schlumberger Ltd.	10,035,266	618,273
Occidental Petroleum Corp.	5,965,599	467,106
Apache Corp.	2,675,548	261,562
Halliburton Co.	6,689,965	221,237
Anadarko Petroleum Corp.	3,635,155	207,386
Devon Energy Corp.	3,194,981	206,843
EOG Resources Inc.	1,861,663	173,079
Marathon Oil Corp.	5,212,361	172,529
National Oilwell Varco Inc.	3,078,135	136,885
Baker Hughes Inc.	3,166,309	134,885
Hess Corp.	2,146,897	126,925
Chesapeake Energy Corp.	4,806,120	108,859
Spectra Energy Corp.	4,759,696	107,331
Peabody Energy Corp.	1,977,135	96,899
Noble Energy Inc.	1,283,948	96,412
Murphy Oil Corp.	1,408,741	87,229
* Southwestern Energy Co.	2,542,071	85,007
Williams Cos. Inc.	4,288,073	81,945
* Cameron International Corp.	1,787,063	76,772
Valero Energy Corp.	4,153,091	72,721
El Paso Corp.	5,171,155	64,019
Consol Energy Inc.	1,658,635	61,303
* FMC Technologies Inc.	881,578	60,203
Pioneer Natural Resources Co.	852,111	55,413
* Denbury Resources Inc.	2,932,953	46,605
Range Resources Corp.	1,173,863	44,759
EQT Corp.	1,092,998	39,413
QEP Resources Inc.	1,286,598	38,778
* Nabors Industries Ltd.	2,095,617	37,847
^ Diamond Offshore Drilling Inc.	509,062	34,499
Sunoco Inc.	882,952	32,228
Helmerich & Payne Inc.	774,355	31,330
* Rowan Cos. Inc.	842,198	25,569

Massey Energy Co.	752,936	23,356
Cabot Oil & Gas Corp.	765,107	23,037
Tesoro Corp.	1,047,246	13,991
		8,305,504
Financials (15.6%)
JPMorgan Chase & Co.	29,122,180	1,108,681
Bank of America Corp.	73,693,581	966,123
Wells Fargo & Co.	38,436,928	965,920
* Berkshire Hathaway Inc. Class B	11,566,573	956,324
* Citigroup Inc.	174,493,394	680,524
Goldman Sachs Group Inc.	3,786,979	547,521
American Express Co.	7,688,392	323,143
US Bancorp	14,080,910	304,429
MetLife Inc.	6,659,372	256,053
Morgan Stanley	10,260,342	253,225
Bank of New York Mellon Corp.	8,916,812	232,996
PNC Financial Services Group Inc.	3,859,015	200,321
Simon Property Group Inc.	2,150,778	199,463
Prudential Financial Inc.	3,430,042	185,840
Travelers Cos. Inc.	3,452,039	179,851
Aflac Inc.	3,458,058	178,816
ACE Ltd.	2,489,012	144,985
State Street Corp.	3,686,185	138,822
Capital One Financial Corp.	3,355,005	132,690
Chubb Corp.	2,310,340	131,666
CME Group Inc.	493,710	128,587
Allstate Corp.	3,952,155	124,691
BB&T Corp.	5,089,748	122,561
Franklin Resources Inc.	1,076,201	115,046
Progressive Corp.	4,905,986	102,388
Vornado Realty Trust	1,191,695	101,926
Charles Schwab Corp.	7,278,270	101,168
Public Storage	1,024,588	99,426
Equity Residential	2,082,068	99,044
Marsh & McLennan Cos. Inc.	3,984,486	96,106
SunTrust Banks Inc.	3,672,115	94,851
* Berkshire Hathaway Inc. Class A	759	94,496
T Rowe Price Group Inc.	1,882,951	94,270
Loews Corp.	2,334,889	88,492
Ameriprise Financial Inc.	1,844,040	87,278
Northern Trust Corp.	1,778,229	85,782
Boston Properties Inc.	1,022,071	84,955
HCP Inc.	2,274,105	81,822
AON Corp.	1,982,439	77,533
Hartford Financial Services Group Inc.	3,258,825	74,790
Invesco Ltd.	3,433,396	72,891
Fifth Third Bancorp	5,840,421	70,260
Host Hotels & Resorts Inc.	4,828,601	69,918
Regions Financial Corp.	9,225,291	67,068
Discover Financial Services	3,996,120	66,655
AvalonBay Communities Inc.	625,557	65,014
Weyerhaeuser Co.	3,934,273	62,004
Principal Financial Group Inc.	2,349,312	60,894
Ventas Inc.	1,152,159	59,417
* IntercontinentalExchange Inc.	543,140	56,878
Lincoln National Corp.	2,321,479	55,530
NYSE Euronext	1,911,143	54,601

	XL Group PLC Class A	2,512,262	54,416
	Unum Group	2,394,993	53,049
	M&T Bank Corp.	628,625	51,428
	KeyCorp	6,456,518	51,394
	Comerica Inc.	1,295,240	48,118
	Hudson City Bancorp Inc.	3,859,666	47,320
	Kimco Realty Corp.	2,981,195	46,954
	Health Care REIT Inc.	972,654	46,045
*	Genworth Financial Inc. Class A	3,594,554	43,925
	Plum Creek Timber Co. Inc.	1,193,115	42,117
	ProLogis	3,502,490	41,259
*	SLM Corp.	3,567,964	41,210
*,^ American International Group Inc.		992,654	38,813
*	CB Richard Ellis Group Inc. Class A	2,122,517	38,800
	Moody's Corp.	1,494,031	37,321
	People's United Financial Inc.	2,743,553	35,913
	Cincinnati Financial Corp.	1,193,618	34,436
	Legg Mason Inc.	1,131,933	34,309
*	Leucadia National Corp.	1,444,538	34,120
	Assurant Inc.	780,850	31,781
	Torchmark Corp.	592,308	31,475
	Huntington Bancshares Inc./OH	5,247,641	29,754
	Marshall & Ilsley Corp.	3,876,179	27,288
	Zions Bancorporation	1,271,622	27,162
*	E*Trade Financial Corp.	1,459,594	21,223
*	NASDAQ OMX Group Inc.	1,067,730	20,746
*	First Horizon National Corp.	1,709,232	19,502
	Apartment Investment & Management Co.	856,296	18,308
	Federated Investors Inc. Class B	672,304	15,302
	Janus Capital Group Inc.	1,342,803	14,704
			11,881,927
Health Care (11.6%)
	Johnson & Johnson	20,230,066	1,253,455
	Pfizer Inc.	59,037,157	1,013,668
	Merck & Co. Inc.	22,603,342	832,029
	Abbott Laboratories	11,340,247	592,415
*	Amgen Inc.	7,039,691	387,957
	Bristol-Myers Squibb Co.	12,594,912	341,448
	UnitedHealth Group Inc.	8,257,421	289,918
	Eli Lilly & Co.	7,453,118	272,262
	Medtronic Inc.	7,931,413	266,337
*	Gilead Sciences Inc.	6,159,575	219,342
	Baxter International Inc.	4,292,049	204,774
*	Celgene Corp.	3,372,609	194,296
*	Express Scripts Inc.	3,983,965	194,019
*	WellPoint Inc.	2,936,015	166,296
*	Medco Health Solutions Inc.	3,185,129	165,818
	Allergan Inc./United States	2,258,710	150,272
*	Thermo Fisher Scientific Inc.	2,992,527	143,282
*	Genzyme Corp.	1,871,799	132,505
	Becton Dickinson and Co.	1,707,445	126,522
	Stryker Corp.	2,507,399	125,495
	McKesson Corp.	1,920,432	118,644
*	Biogen Idec Inc.	1,776,872	99,718
	Aetna Inc.	3,065,841	96,911
*	St. Jude Medical Inc.	2,404,814	94,605
	Cardinal Health Inc.	2,579,333	85,221

* Intuitive Surgical Inc.	289,049	82,015
* Zimmer Holdings Inc.	1,476,164	77,248
CIGNA Corp.	1,999,327	71,536
* Hospira Inc.	1,228,965	70,063
* Boston Scientific Corp.	11,142,132	68,301
* Forest Laboratories Inc.	2,097,441	64,874
AmerisourceBergen Corp. Class A	2,048,231	62,799
* Life Technologies Corp.	1,344,551	62,777
* Humana Inc.	1,245,363	62,567
* Laboratory Corp. of America Holdings	755,173	59,228
CR Bard Inc.	687,963	56,021
Quest Diagnostics Inc./DE	1,078,870	54,451
* Varian Medical Systems Inc.	891,418	53,931
* DaVita Inc.	753,667	52,026
* Waters Corp.	680,423	48,160
* Cerner Corp.	519,938	43,670
* Mylan Inc./PA	2,269,125	42,682
* CareFusion Corp.	1,630,576	40,504
* Cephalon Inc.	550,709	34,386
DENTSPLY International Inc.	1,046,667	33,462
* Watson Pharmaceuticals Inc.	787,787	33,331
* Coventry Health Care Inc.	1,088,594	23,437
Patterson Cos. Inc.	708,825	20,308
PerkinElmer Inc.	866,422	20,049
* King Pharmaceuticals Inc.	1,824,232	18,169
* Tenet Healthcare Corp.	3,556,303	16,786
		8,839,990
Industrials (10.8%)
General Electric Co.	78,521,561	1,275,975
United Technologies Corp.	6,823,610	486,046
United Parcel Service Inc. Class B	7,276,260	485,254
3M Co.	5,237,708	454,162
Caterpillar Inc.	4,630,647	364,339
Boeing Co.	5,373,903	357,579
Union Pacific Corp.	3,654,523	298,940
Emerson Electric Co.	5,526,169	291,008
Honeywell International Inc.	5,671,702	249,215
Deere & Co.	3,113,241	217,242
FedEx Corp.	2,310,289	197,530
General Dynamics Corp.	2,793,834	175,481
Illinois Tool Works Inc.	3,698,258	173,892
Norfolk Southern Corp.	2,708,044	161,156
Danaher Corp.	3,930,579	159,621
Lockheed Martin Corp.	2,183,250	155,622
CSX Corp.	2,788,439	154,256
Tyco International Ltd.	3,655,495	134,266
Precision Castparts Corp.	1,044,841	133,060
Cummins Inc.	1,460,160	132,261
Northrop Grumman Corp.	2,161,032	131,023
PACCAR Inc.	2,677,532	128,923
Waste Management Inc.	3,506,792	125,333
Raytheon Co.	2,726,869	124,645
Eaton Corp.	1,232,553	101,673
CH Robinson Worldwide Inc.	1,218,380	85,189
Parker Hannifin Corp.	1,182,148	82,821
Expeditors International of Washington Inc.	1,557,914	72,022
Dover Corp.	1,371,166	71,589

Southwest Airlines Co.	5,470,991	71,506
Republic Services Inc. Class A	2,250,594	68,621
Goodrich Corp.	918,873	67,749
Rockwell Collins Inc.	1,154,747	67,264
Fluor Corp.	1,311,150	64,941
Rockwell Automation Inc.	1,043,414	64,410
ITT Corp.	1,347,193	63,089
L-3 Communications Holdings Inc.	840,913	60,773
Fastenal Co.	1,083,027	57,606
WW Grainger Inc.	437,894	52,158
Roper Industries Inc.	690,865	45,031
Flowserve Corp.	410,625	44,931
* Stericycle Inc.	625,719	43,475
Textron Inc.	2,011,347	41,353
* Jacobs Engineering Group Inc.	922,284	35,692
Pall Corp.	856,228	35,653
Iron Mountain Inc.	1,476,964	32,995
Pitney Bowes Inc.	1,517,675	32,448
Avery Dennison Corp.	807,581	29,977
* Quanta Services Inc.	1,544,659	29,472
Masco Corp.	2,626,871	28,922
Equifax Inc.	925,765	28,884
Robert Half International Inc.	1,096,981	28,521
Dun & Bradstreet Corp.	368,475	27,319
Cintas Corp.	975,633	26,879
RR Donnelley & Sons Co.	1,515,619	25,705
Snap-On Inc.	426,244	19,825
Ryder System Inc.	388,138	16,601
* Raytheon Co. Warrants Exp. 06/16/2011	20,998	190
		8,192,113
Information Technology (18.8%)
* Apple Inc.	6,709,638	1,903,860
Microsoft Corp.	55,929,309	1,369,709
International Business Machines Corp.	9,263,466	1,242,601
* Google Inc. Class A	1,825,777	959,975
* Cisco Systems Inc.	41,945,578	918,608
Intel Corp.	40,894,261	786,397
Oracle Corp.	28,424,870	763,208
Hewlett-Packard Co.	16,655,553	700,699
QUALCOMM Inc.	11,789,519	531,943
* EMC Corp./Massachusetts	15,082,307	306,322
Visa Inc. Class A	3,650,036	271,052
Texas Instruments Inc.	8,778,405	238,246
Corning Inc.	11,469,768	209,667
* eBay Inc.	8,480,999	206,936
* Dell Inc.	12,426,651	161,049
Mastercard Inc. Class A	711,234	159,316
Automatic Data Processing Inc.	3,613,873	151,891
* Motorola Inc.	17,142,020	146,221
* Cognizant Technology Solutions Corp. Class A	2,210,039	142,481
* Yahoo! Inc.	9,902,930	140,325
* NetApp Inc.	2,622,778	130,588
Broadcom Corp. Class A	3,291,421	116,483
* Juniper Networks Inc.	3,818,808	115,901
Applied Materials Inc.	9,829,867	114,813
Xerox Corp.	10,158,513	105,141
* Adobe Systems Inc.	3,857,835	100,882

*	Salesforce.com Inc.	858,802	96,014
*	Citrix Systems Inc.	1,373,152	93,704
*	Intuit Inc.	2,076,483	90,971
*	Symantec Corp.	5,797,811	87,953
	Western Union Co.	4,848,733	85,677
*	Agilent Technologies Inc.	2,546,967	84,992
	Analog Devices Inc.	2,189,602	68,710
	Altera Corp.	2,256,715	68,063
*	Akamai Technologies Inc.	1,332,015	66,840
	Paychex Inc.	2,363,027	64,960
*	SanDisk Corp.	1,712,055	62,747
	Amphenol Corp. Class A	1,274,193	62,410
	CA Inc.	2,857,778	60,356
*	Fiserv Inc.	1,102,584	59,341
*,^ First Solar Inc.		395,964	58,345
*	Red Hat Inc.	1,385,765	56,816
*	Autodesk Inc.	1,680,256	53,718
*	BMC Software Inc.	1,312,096	53,114
*	McAfee Inc.	1,114,507	52,672
	Fidelity National Information Services Inc.	1,932,460	52,428
	Computer Sciences Corp.	1,132,364	52,089
	Xilinx Inc.	1,901,275	50,593
	Linear Technology Corp.	1,646,304	50,591
*	NVIDIA Corp.	4,210,196	49,175
*	Western Digital Corp.	1,684,596	47,826
*	Teradata Corp.	1,227,196	47,321
*	Micron Technology Inc.	6,280,523	45,283
	KLA-Tencor Corp.	1,244,597	43,847
^	Microchip Technology Inc.	1,363,866	42,894
	Harris Corp.	950,583	42,101
*	VeriSign Inc.	1,276,168	40,506
*	Electronic Arts Inc.	2,422,696	39,805
*	SAIC Inc.	2,153,904	34,419
*	FLIR Systems Inc.	1,158,864	29,783
*	Advanced Micro Devices Inc.	4,162,777	29,597
*	Lexmark International Inc. Class A	576,895	25,741
	National Semiconductor Corp.	1,757,404	22,442
*	LSI Corp.	4,787,201	21,830
	Molex Inc.	1,009,978	21,139
	Tellabs Inc.	2,821,766	21,022
	Jabil Circuit Inc.	1,435,969	20,692
*	JDS Uniphase Corp.	1,640,785	20,329
*	MEMC Electronic Materials Inc.	1,661,867	19,809
	Total System Services Inc.	1,215,352	18,522
*	Novellus Systems Inc.	673,564	17,903
*	Novell Inc.	2,581,458	15,411
*	Teradyne Inc.	1,330,716	14,824
*	QLogic Corp.	815,186	14,380
*	Compuware Corp.	1,644,619	14,029
*	Monster Worldwide Inc.	952,694	12,347
			14,300,395
Materials (3.5%)
	EI du Pont de Nemours & Co.	6,658,076	297,083
	Freeport-McMoRan Copper & Gold Inc.	3,455,227	295,042
	Dow Chemical Co.	8,518,841	233,927
	Newmont Mining Corp.	3,616,446	227,149
	Praxair Inc.	2,247,968	202,902

Monsanto Co.	3,969,513	190,259
Air Products & Chemicals Inc.	1,561,135	129,293
Alcoa Inc.	7,500,902	90,836
PPG Industries Inc.	1,217,098	88,605
Nucor Corp.	2,317,910	88,544
Ecolab Inc.	1,713,720	86,954
International Paper Co.	3,205,290	69,715
Cliffs Natural Resources Inc.	993,423	63,500
Sigma-Aldrich Corp.	891,272	53,815
CF Industries Holdings Inc.	522,180	49,868
Sherwin-Williams Co.	661,764	49,725
United States Steel Corp.	1,052,992	46,163
Ball Corp.	675,991	39,782
Eastman Chemical Co.	530,074	39,226
Airgas Inc.	545,716	37,081
FMC Corp.	532,406	36,422
Vulcan Materials Co.	940,918	34,739
* Owens-Illinois Inc.	1,208,033	33,897
Allegheny Technologies Inc.	721,692	33,523
* Pactiv Corp.	998,285	32,923
MeadWestvaco Corp.	1,251,230	30,505
International Flavors & Fragrances Inc.	585,798	28,423
Sealed Air Corp.	1,172,640	26,361
Bemis Co. Inc.	801,850	25,459
* Titanium Metals Corp.	660,343	13,180
AK Steel Holding Corp.	803,340	11,094
		2,685,995
Telecommunication Services (3.2%)
AT&T Inc.	43,398,639	1,241,201
Verizon Communications Inc.	20,761,156	676,606
* American Tower Corp. Class A	2,946,373	151,031
* Sprint Nextel Corp.	21,921,341	101,496
CenturyLink Inc.	2,214,171	87,371
Qwest Communications International Inc.	12,775,230	80,101
Frontier Communications Corp.	7,275,870	59,444
Windstream Corp.	3,549,217	43,620
* MetroPCS Communications Inc.	1,924,155	20,126
		2,460,996
Utilities (3.6%)
Southern Co.	6,101,345	227,214
Exelon Corp.	4,854,913	206,722
Dominion Resources Inc./VA	4,327,073	188,920
Duke Energy Corp.	9,685,586	171,532
NextEra Energy Inc.	3,054,307	166,124
PG&E Corp.	2,870,053	130,358
American Electric Power Co. Inc.	3,521,454	127,582
Public Service Enterprise Group Inc.	3,716,325	122,936
Entergy Corp.	1,372,202	105,015
Consolidated Edison Inc.	2,075,998	100,105
Sempra Energy	1,820,503	97,943
PPL Corp.	3,545,689	96,549
Progress Energy Inc.	2,149,078	95,462
FirstEnergy Corp.	2,239,136	86,296
Edison International	2,393,171	82,301
Xcel Energy Inc.	3,371,181	77,436
DTE Energy Co.	1,238,022	56,862
* AES Corp.	4,892,248	55,527

Ameren Corp.			1,754,672	49,833
Wisconsin Energy Corp.			858,746	49,636
CenterPoint Energy Inc.			3,090,855	48,588
Constellation Energy Group Inc.			1,481,379	47,760
* NRG Energy Inc.			1,869,178	38,916
Northeast Utilities			1,294,009	38,264
NiSource Inc.			2,038,971	35,478
Oneok Inc.			781,828	35,214
SCANA Corp.			829,613	33,450
Pinnacle West Capital Corp.			798,171	32,940
Pepco Holdings Inc.			1,642,307	30,547
CMS Energy Corp.			1,690,998	30,472
Allegheny Energy Inc.			1,241,942	30,452
Integrys Energy Group Inc.			566,541	29,494
TECO Energy Inc.			1,574,216	27,265
Nicor Inc.			333,977	15,303
				2,768,496
Total Common Stocks (Cost $74,752,087)				75,912,991
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.261%		278,497,336	278,497

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.200%	10/5/10	5,000	5,000
[4,5] Fannie Mae Discount Notes	0.321%–.341%	3/1/11	30,000	29,969
[4,5] Freddie Mac Discount Notes	0.295%	12/15/10	1,000	1,000
				35,969
Total Temporary Cash Investments (Cost $314,455)				314,466
Total Investments (100.1%) (Cost $75,066,542)				76,227,457
Other Assets and Liabilities-Net (-0.1%)[3]				(52,716)
Net Assets (100%)				76,174,741

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $127,951,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $132,205,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $35,969,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	75,912,991	—	—
Temporary Cash Investments	278,497	35,969	—
Futures Contracts—Liabilities[1]	(977)	—	—
Total	76,190,511	35,969	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2010	878	249,505	4,537
E-mini S&P 500 Index	December 2010	263	14,948	(34)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2010, the cost of investment securities for tax purposes was $75,066,542,000. Net unrealized appreciation of investment securities for tax purposes was $1,160,915,000, consisting of unrealized gains of $12,249,442,000 on securities that had risen in value since their purchase and $11,088,527,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments
As of September 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (11.3%)
McDonald's Corp.	1,174,363	87,502
Walt Disney Co.	2,031,154	67,252
* Amazon.com Inc.	389,203	61,128
Home Depot Inc.	1,848,526	58,561
Comcast Corp. Class A	2,891,121	52,271
Target Corp.	763,740	40,814
* DIRECTV Class A	968,306	40,311
* Ford Motor Co.	3,239,716	39,654
Time Warner Inc.	1,244,158	38,133
Lowe's Cos. Inc.	1,575,277	35,113
NIKE Inc. Class B	410,373	32,887
News Corp. Class A	2,462,560	32,161
Yum! Brands Inc.	510,241	23,502
Johnson Controls Inc.	734,383	22,399
Viacom Inc. Class B	605,842	21,925
Time Warner Cable Inc.	386,934	20,891
Starbucks Corp.	813,372	20,806
TJX Cos. Inc.	445,381	19,877
Carnival Corp.	506,345	19,347
* priceline.com Inc.	49,756	17,332
* Kohl's Corp.	318,295	16,768
Staples Inc.	796,835	16,670
Best Buy Co. Inc.	391,528	15,986
Coach Inc.	332,990	14,305
Omnicom Group Inc.	335,870	13,260
* Las Vegas Sands Corp.	360,971	12,580
* Bed Bath & Beyond Inc.	288,578	12,527
McGraw-Hill Cos. Inc.	344,917	11,403
Marriott International Inc. Class A	316,032	11,323
CBS Corp. Class B	687,269	10,900
Starwood Hotels & Resorts Worldwide Inc.	207,156	10,886
Macy's Inc.	461,468	10,655
Stanley Black & Decker Inc.	166,591	10,209
Gap Inc.	511,268	9,530
Mattel Inc.	399,141	9,364
* Liberty Media Corp. - Interactive	621,533	8,521
Fortune Brands Inc.	166,261	8,185
Limited Brands Inc.	300,783	8,055
* O'Reilly Automotive Inc.	150,747	8,020
Virgin Media Inc.	343,859	7,916
* NetFlix Inc.	48,453	7,857
VF Corp.	96,348	7,806
Genuine Parts Co.	173,706	7,746
* Apollo Group Inc. Class A	148,854	7,644
Wynn Resorts Ltd.	87,416	7,585
Harley-Davidson Inc.	257,646	7,327
Ross Stores Inc.	133,882	7,313
Cablevision Systems Corp. Class A	275,074	7,204
* AutoZone Inc.	31,281	7,161

	Nordstrom Inc.	190,825	7,099
*	Dollar Tree Inc.	144,868	7,064
*	CarMax Inc.	244,708	6,818
*	BorgWarner Inc.	128,791	6,777
	Whirlpool Corp.	82,181	6,653
	Activision Blizzard Inc.	612,529	6,628
	Tiffany & Co.	139,090	6,536
*	Discovery Communications Inc. Class A	148,764	6,479
	Expedia Inc.	226,253	6,383
	Hasbro Inc.	143,182	6,373
	JC Penney Co. Inc.	232,735	6,326
	Darden Restaurants Inc.	146,120	6,251
	Polo Ralph Lauren Corp. Class A	69,559	6,251
	Family Dollar Stores Inc.	140,426	6,201
	Autoliv Inc.	93,402	6,102
*	Discovery Communications Inc.	155,084	5,923
*	Chipotle Mexican Grill Inc. Class A	34,394	5,916
	Advance Auto Parts Inc.	95,548	5,607
	Newell Rubbermaid Inc.	304,455	5,422
	Wyndham Worldwide Corp.	196,917	5,409
*	Interpublic Group of Cos. Inc.	535,474	5,371
*	Sirius XM Radio Inc.	4,252,534	5,103
*	Royal Caribbean Cruises Ltd.	152,819	4,818
*	Liberty Media Corp. - Capital	91,364	4,756
	Scripps Networks Interactive Inc. Class A	99,518	4,735
	PetSmart Inc.	135,144	4,730
	International Game Technology	326,179	4,713
	H&R Block Inc.	360,308	4,666
*	Urban Outfitters Inc.	148,242	4,661
*	Liberty Global Inc. Class A	143,261	4,414
*	TRW Automotive Holdings Corp.	105,372	4,379
	DISH Network Corp. Class A	228,527	4,379
*	NVR Inc.	6,337	4,103
*	Lear Corp.	50,905	4,018
^	Garmin Ltd.	130,753	3,968
*	Liberty Global Inc.	125,993	3,850
	Phillips-Van Heusen Corp.	63,312	3,809
	Abercrombie & Fitch Co.	96,464	3,793
	Leggett & Platt Inc.	163,566	3,723
*,^ Sears Holdings Corp.		50,209	3,622
	DR Horton Inc.	313,032	3,481
*	Liberty Media Corp. - Starz	53,349	3,461
	DeVry Inc.	70,121	3,451
	Comcast Corp. Class A Special Shares	199,815	3,399
*	Mohawk Industries Inc.	63,707	3,396
	Williams-Sonoma Inc.	107,079	3,394
*	Pulte Group Inc.	376,434	3,298
*	MGM Resorts International	289,405	3,264
	American Eagle Outfitters Inc.	217,380	3,252
*	Fossil Inc.	59,389	3,195
	Tupperware Brands Corp.	69,637	3,187
	Gannett Co. Inc.	260,388	3,185
*	GameStop Corp. Class A	159,985	3,153
	Tractor Supply Co.	79,462	3,151
	Jarden Corp.	100,771	3,137
*	LKQ Corp.	148,269	3,084
	Gentex Corp.	153,701	2,999
*	Signet Jewelers Ltd.	94,270	2,992

*	Panera Bread Co. Class A	33,752	2,991
*	Big Lots Inc.	89,343	2,971
	RadioShack Corp.	138,178	2,947
*	Toll Brothers Inc.	154,846	2,945
*	Dick's Sporting Goods Inc.	99,993	2,804
*	Dollar General Corp.	93,907	2,747
	Sotheby's	73,879	2,720
	Guess? Inc.	66,870	2,717
*	Goodyear Tire & Rubber Co.	251,553	2,704
*	Hanesbrands Inc.	104,286	2,697
*	ITT Educational Services Inc.	38,117	2,678
^	Strayer Education Inc.	15,098	2,635
	Washington Post Co. Class B	6,539	2,612
*	Harman International Industries Inc.	76,626	2,560
*	DreamWorks Animation SKG Inc. Class A	80,122	2,557
	Foot Locker Inc.	172,544	2,507
*	Warnaco Group Inc.	48,981	2,504
	Burger King Holdings Inc.	103,817	2,479
*	WMS Industries Inc.	63,929	2,434
	Service Corp. International	278,155	2,398
*	Aeropostale Inc.	101,962	2,371
*	Tempur-Pedic International Inc.	75,832	2,351
	Polaris Industries Inc.	34,739	2,262
*,^ Lululemon Athletica Inc.		50,328	2,251
*	J Crew Group Inc.	66,199	2,226
	Lennar Corp. Class A	143,408	2,206
*	Penn National Gaming Inc.	74,357	2,202
	Brinker International Inc.	113,057	2,132
*	Deckers Outdoor Corp.	42,627	2,130
*	Bally Technologies Inc.	60,864	2,127
	Chico's FAS Inc.	196,909	2,071
*	Lamar Advertising Co. Class A	63,706	2,027
	John Wiley & Sons Inc. Class A	49,344	2,016
*	Career Education Corp.	90,203	1,937
*	Tenneco Inc.	65,853	1,908
*	Dana Holding Corp.	154,210	1,900
	Jones Apparel Group Inc.	96,011	1,886
*	Valassis Communications Inc.	54,910	1,861
*	Hyatt Hotels Corp. Class A	48,385	1,809
*,^ Under Armour Inc. Class A		39,994	1,801
*	Carter's Inc.	65,456	1,723
	Wendy's/Arby's Group Inc. Class A	375,501	1,701
*	Cheesecake Factory Inc.	63,237	1,674
*	AutoNation Inc.	71,757	1,668
*	Dress Barn Inc.	70,176	1,667
*	Life Time Fitness Inc.	41,460	1,636
	Rent-A-Center Inc.	72,532	1,623
	Wolverine World Wide Inc.	54,695	1,587
*	Live Nation Entertainment Inc.	152,352	1,505
	Brunswick Corp.	97,585	1,485
	Hillenbrand Inc.	68,648	1,477
*	Madison Square Garden Inc. Class A	68,542	1,445
*,^ Coinstar Inc.		33,204	1,427
	Aaron's Inc.	76,972	1,420
*	Office Depot Inc.	303,490	1,396
*	Iconix Brand Group Inc.	79,528	1,392
*	Gymboree Corp.	32,674	1,357
*	Childrens Place Retail Stores Inc.	27,577	1,345

	Meredith Corp.	40,054	1,334
	Cracker Barrel Old Country Store Inc.	26,280	1,334
*	HSN Inc.	44,255	1,323
	CTC Media Inc.	60,173	1,320
	Thor Industries Inc.	39,372	1,315
	Dillard's Inc. Class A	55,620	1,315
*	AnnTaylor Stores Corp.	64,816	1,312
	Men's Wearhouse Inc.	55,099	1,311
*	Jack in the Box Inc.	60,651	1,300
*	Saks Inc.	150,758	1,297
*	Capella Education Co.	16,683	1,295
*	JOS A Bank Clothiers Inc.	30,330	1,292
*	Jo-Ann Stores Inc.	28,686	1,278
*	Eastman Kodak Co.	295,955	1,243
*	Sally Beauty Holdings Inc.	110,461	1,237
*	CROCS Inc.	94,548	1,230
	Regal Entertainment Group Class A	93,494	1,227
*	OfficeMax Inc.	93,509	1,224
	Regis Corp.	63,329	1,211
	MDC Holdings Inc.	41,620	1,208
*	Vail Resorts Inc.	31,992	1,200
	Choice Hotels International Inc.	32,859	1,198
	Weight Watchers International Inc.	38,239	1,193
	Cooper Tire & Rubber Co.	60,746	1,192
	PF Chang's China Bistro Inc.	25,522	1,179
	Matthews International Corp. Class A	33,316	1,178
*	Collective Brands Inc.	71,425	1,153
*	Steven Madden Ltd.	27,415	1,126
*	New York Times Co. Class A	143,559	1,111
*	Gaylord Entertainment Co.	36,350	1,109
	Pool Corp.	54,596	1,096
*	Morningstar Inc.	24,423	1,088
*	Orient-Express Hotels Ltd. Class A	95,615	1,066
	National CineMedia Inc.	58,455	1,046
^	Buckle Inc.	39,257	1,042
	Arbitron Inc.	36,799	1,029
*	99 Cents Only Stores	53,973	1,019
	KB Home	86,978	985
*	BJ's Restaurants Inc.	34,734	978
*	Pier 1 Imports Inc.	118,527	971
	Cinemark Holdings Inc.	58,234	938
*	Maidenform Brands Inc.	32,270	931
*	Skechers U.S.A. Inc. Class A	39,480	927
*	Cabela's Inc.	48,852	927
	Scholastic Corp.	32,946	917
	Bob Evans Farms Inc.	32,374	909
*	Timberland Co. Class A	45,273	897
*	Buffalo Wild Wings Inc.	18,578	890
*	CEC Entertainment Inc.	25,912	890
*,^ Education Management Corp.		58,881	864
*	Belo Corp. Class A	135,897	843
*	American Axle & Manufacturing Holdings Inc.	93,295	842
*	Talbots Inc.	63,508	832
	Cato Corp. Class A	30,998	829
*	Blue Nile Inc.	18,576	826
	Ryland Group Inc.	45,522	816
	Finish Line Inc. Class A	58,513	814
*	G-III Apparel Group Ltd.	25,693	806

*	Pre-Paid Legal Services Inc.	12,620	789
*,^ Fuel Systems Solutions Inc.		20,012	783
	Ethan Allen Interiors Inc.	44,416	775
*	Liz Claiborne Inc.	126,974	772
*	American Public Education Inc.	23,375	768
*	Asbury Automotive Group Inc.	53,985	760
	Ameristar Casinos Inc.	43,141	753
*	California Pizza Kitchen Inc.	43,774	747
^	Barnes & Noble Inc.	45,824	743
*	Lions Gate Entertainment Corp.	99,949	735
*	Group 1 Automotive Inc.	24,155	722
	American Greetings Corp. Class A	38,778	721
*	Clear Channel Outdoor Holdings Inc. Class A	63,040	721
*	Ulta Salon Cosmetics & Fragrance Inc.	24,533	716
	Brown Shoe Co. Inc.	62,083	712
*	Hibbett Sports Inc.	28,461	710
*	Scientific Games Corp. Class A	72,977	708
	International Speedway Corp. Class A	28,175	687
	Columbia Sportswear Co.	11,695	683
*,^ Corinthian Colleges Inc.		95,326	669
	Monro Muffler Brake Inc.	14,469	667
*	AFC Enterprises Inc.	53,308	661
	Churchill Downs Inc.	17,884	639
*	Pinnacle Entertainment Inc.	57,162	637
*	Helen of Troy Ltd.	24,257	613
	NutriSystem Inc.	31,719	610
*	DineEquity Inc.	13,432	604
*	Charming Shoppes Inc.	171,086	602
*	Texas Roadhouse Inc. Class A	41,889	589
*	K-Swiss Inc. Class A	45,352	578
	Christopher & Banks Corp.	72,757	575
	Bebe Stores Inc.	79,425	573
	Harte-Hanks Inc.	48,452	565
*	Meritage Homes Corp.	28,782	565
	Big 5 Sporting Goods Corp.	41,926	563
*	Papa John's International Inc.	21,322	562
*	Domino's Pizza Inc.	41,064	543
*	Penske Automotive Group Inc.	41,038	542
	Universal Technical Institute Inc.	27,580	539
	Callaway Golf Co.	76,125	533
*	Genesco Inc.	17,339	518
*	America's Car-Mart Inc.	20,395	514
	Blyth Inc.	12,289	507
	Stewart Enterprises Inc. Class A	93,833	506
*	Modine Manufacturing Co.	38,247	496
*	Denny's Corp.	158,957	494
*	K12 Inc.	16,816	488
*	Pacific Sunwear of California Inc.	92,984	486
*	Ruby Tuesday Inc.	40,700	483
*	Ascent Media Corp. Class A	18,011	481
*	Federal-Mogul Corp.	25,221	477
*	Sonic Corp.	58,956	476
	CPI Corp.	17,789	460
*	Steiner Leisure Ltd.	12,024	458
*	Peet's Coffee & Tea Inc.	13,339	457
*	Drew Industries Inc.	21,790	455
*	Amerigon Inc.	44,040	454
*	Shutterfly Inc.	17,378	452

	Fred's Inc. Class A	36,680	433
*	Boyd Gaming Corp.	59,663	433
*	Citi Trends Inc.	17,831	432
*	Cavco Industries Inc.	11,685	420
*	Jakks Pacific Inc.	23,775	419
*	Arctic Cat Inc.	40,849	419
*	True Religion Apparel Inc.	19,394	414
*	Coldwater Creek Inc.	78,263	412
	Standard Motor Products Inc.	38,854	409
*	Interval Leisure Group Inc.	29,940	403
*	AH Belo Corp. Class A	55,313	391
	Cherokee Inc.	21,426	391
*	Krispy Kreme Doughnuts Inc.	85,070	390
*	Volcom Inc.	20,318	388
*	Beazer Homes USA Inc.	93,966	388
*	Standard Pacific Corp.	97,102	385
*	RC2 Corp.	18,291	383
	National Presto Industries Inc.	3,562	379
	HOT Topic Inc.	62,664	375
*	iRobot Corp.	20,121	374
*	Quiksilver Inc.	95,378	373
*	Biglari Holdings Inc.	1,126	370
*	Lumber Liquidators Holdings Inc.	14,774	363
*	Overstock.com Inc.	23,062	363
*,^ Hovnanian Enterprises Inc. Class A		92,046	362
*	Mediacom Communications Corp. Class A	53,323	352
*	Alloy Inc.	36,292	352
*	Dorman Products Inc.	11,424	352
*	La-Z-Boy Inc.	41,288	348
*	Retail Ventures Inc.	32,360	348
	PEP Boys-Manny Moe & Jack	32,895	348
	Haverty Furniture Cos. Inc.	31,762	347
	PetMed Express Inc.	19,775	346
	Oxford Industries Inc.	14,386	342
*	O'Charleys Inc.	47,437	341
*	Knology Inc.	25,373	341
*	Winnebago Industries Inc.	31,071	324
*	Unifi Inc.	71,192	321
*	Landry's Restaurants Inc.	12,937	317
*	Leapfrog Enterprises Inc.	57,363	314
*	Build-A-Bear Workshop Inc.	51,926	314
*	Brookfield Homes Corp.	37,218	305
*	Rue21 Inc.	11,800	305
	Lennar Corp. Class B	24,500	302
*	Audiovox Corp. Class A	44,054	301
*	Cost Plus Inc.	72,028	299
	Stage Stores Inc.	22,680	295
*	Exide Technologies	61,364	294
*	DSW Inc. Class A	10,188	292
	Books-A-Million Inc.	48,631	292
*	Carriage Services Inc. Class A	57,954	290
*	Benihana Inc. Class A	38,113	289
	CSS Industries Inc.	16,638	288
*	Perry Ellis International Inc.	13,078	286
*	Red Robin Gourmet Burgers Inc.	14,049	275
	Ambassadors Group Inc.	24,141	274
*	hhgregg Inc.	10,378	257
*	Grand Canyon Education Inc.	11,666	256

*	Vitamin Shoppe Inc.	9,253	254
	World Wrestling Entertainment Inc. Class A	18,123	252
*	Furniture Brands International Inc.	46,409	250
*	Carmike Cinemas Inc.	28,265	246
*	Shuffle Master Inc.	29,163	245
	Superior Industries International Inc.	14,041	243
*	Marine Products Corp.	38,969	239
*	Kirkland's Inc.	17,131	237
*	MarineMax Inc.	33,690	237
*	Wet Seal Inc. Class A	69,414	235
*	Kid Brands Inc.	26,850	231
*	Kenneth Cole Productions Inc. Class A	13,837	231
*	Tuesday Morning Corp.	47,795	228
*	Select Comfort Corp.	32,097	218
	Speedway Motorsports Inc.	13,697	215
*	Journal Communications Inc. Class A	47,154	213
*	Movado Group Inc.	19,250	209
*	Lincoln Educational Services Corp.	14,481	209
	Lithia Motors Inc. Class A	21,630	207
*	Sonic Automotive Inc. Class A	20,811	205
*,^ Bridgepoint Education Inc.		13,099	203
*	Entercom Communications Corp. Class A	24,735	194
*	Casual Male Retail Group Inc.	47,481	194
*	Stein Mart Inc.	21,888	193
	Marcus Corp.	16,048	190
	Systemax Inc.	15,470	190
*	Morgans Hotel Group Co.	25,940	190
*	Cache Inc.	36,890	188
*	Isle of Capri Casinos Inc.	26,107	187
*	ChinaCast Education Corp.	26,400	187
*	Fisher Communications Inc.	10,632	185
*	Drugstore.Com Inc.	95,569	183
*	Bluegreen Corp.	65,588	183
	Learning Tree International Inc.	17,883	181
*	Bon-Ton Stores Inc.	17,710	180
*	McClatchy Co. Class A	45,433	179
*	Cumulus Media Inc. Class A	63,405	178
*	Sinclair Broadcast Group Inc. Class A	24,240	170
*	EW Scripps Co. Class A	20,958	165
*	Bassett Furniture Industries Inc.	33,302	164
	Gaiam Inc. Class A	24,424	163
*	Martha Stewart Living Omnimedia Class A	33,957	161
*	Core-Mark Holding Co. Inc.	5,149	159
*,^ China Automotive Systems Inc.		10,300	157
*	Zumiez Inc.	7,435	157
*	CKX Inc.	31,017	152
	Sturm Ruger & Co. Inc.	10,565	144
*	Rentrak Corp.	5,600	142
*	Steinway Musical Instruments Inc.	8,174	141
*	Shiloh Industries Inc.	14,359	139
*	AC Moore Arts & Crafts Inc.	61,304	139
*	Borders Group Inc.	112,677	134
*	Media General Inc. Class A	14,880	133
*	Universal Electronics Inc.	6,376	133
*	Caribou Coffee Co. Inc.	12,577	131
*	Entravision Communications Corp. Class A	64,225	128
*	Destination Maternity Corp.	3,852	127
*	Luby's Inc.	25,857	125

*,^ Quantum Fuel Systems Technologies Worldwide Inc.		236,850	118
*	Warner Music Group Corp.	24,636	111
*	Playboy Enterprises Inc. Class B	20,792	107
*	Strattec Security Corp.	4,111	103
*	dELiA*s Inc.	53,372	101
*	1-800-Flowers.com Inc. Class A	52,607	99
*	West Marine Inc.	9,677	98
*	Gray Television Inc.	48,812	98
	Hooker Furniture Corp.	8,400	98
	Dover Downs Gaming & Entertainment Inc.	28,470	97
*	Smith & Wesson Holding Corp.	27,010	96
*	Nautilus Inc.	69,502	92
*	Town Sports International Holdings Inc.	33,558	92
	News Corp. Class B	6,073	91
*,^ Conn's Inc.		19,627	91
*	Monarch Casino & Resort Inc.	8,127	91
*	Midas Inc.	11,909	91
*	Multimedia Games Inc.	23,244	86
*	Navarre Corp.	32,814	85
*	M/I Homes Inc.	8,173	85
*	Cosi Inc.	95,907	83
	Weyco Group Inc.	3,422	83
*	Geeknet Inc.	39,329	78
*	Lee Enterprises Inc.	29,094	78
*	Shoe Carnival Inc.	3,817	77
*	Beasley Broadcasting Group Inc. Class A	14,447	76
*	Valuevision Media Inc. Class A	40,283	76
*,^ Deer Consumer Products Inc.		7,800	75
	Flexsteel Industries	4,500	69
*	Harris Interactive Inc.	73,072	69
	Skyline Corp.	3,342	68
	PRIMEDIA Inc.	17,570	67
*	Princeton Review Inc.	32,289	66
*	Global Traffic Network Inc.	12,686	64
*	Jamba Inc.	28,900	63
*	Jackson Hewitt Tax Service Inc.	68,732	63
*	LodgeNet Interactive Corp.	21,143	59
*	Lifetime Brands Inc.	3,800	57
*	Emmis Communications Corp. Class A	73,231	57
*	Zale Corp.	26,866	56
*	SuperMedia Inc.	5,300	56
*	New York & Co. Inc.	20,825	54
*	Delta Apparel Inc.	3,519	53
*	Escalade Inc.	10,730	52
*	Fuqi International Inc.	7,784	51
*	Orbitz Worldwide Inc.	7,885	50
*,^ Wonder Auto Technology Inc.		5,700	48
*	Sealy Corp.	19,178	47
	Spartan Motors Inc.	10,012	46
*	Century Casinos Inc.	21,521	45
*	Red Lion Hotels Corp.	5,912	44
*	Stoneridge Inc.	4,152	44
*	LIN TV Corp. Class A	9,610	43
*	Bidz.com Inc.	25,690	42
*	Einstein Noah Restaurant Group Inc.	3,800	40
	Emerson Radio Corp.	17,900	40
*	Stanley Furniture Co. Inc.	11,489	40
*	Heelys Inc.	16,400	39

* Benihana Inc. Class A	5,006	39
* Carrols Restaurant Group Inc.	7,300	39
* Johnson Outdoors Inc. Class A	3,000	38
* American Apparel Inc.	30,900	38
* Famous Dave's Of America Inc.	3,695	35
Collectors Universe	2,600	35
* McCormick & Schmick's Seafood Restaurants Inc.	4,500	35
* US Auto Parts Network Inc.	3,500	29
* Duckwall-ALCO Stores Inc.	2,152	28
* Hallwood Group Inc.	800	28
* Salem Communications Corp. Class A	9,254	27
* Reading International Inc. Class A	5,900	27
* Dixie Group Inc.	8,586	26
* MTR Gaming Group Inc.	14,457	26
* Culp Inc.	2,200	22
* China Education Alliance Inc.	5,200	21
* Radio One Inc.	22,460	20
* Empire Resorts Inc.	17,520	19
* Daily Journal Corp.	260	19
* Hastings Entertainment Inc.	2,708	18
* TravelCenters of America LLC	5,100	18
* Saga Communications Inc. Class A	825	17
* Nexstar Broadcasting Group Inc. Class A	2,995	15
* Trans World Entertainment Corp.	8,888	15
* Palm Harbor Homes Inc.	9,203	15
* Spanish Broadcasting System Inc.	16,763	15
* Entertainment Gaming Asia Inc.	54,853	14
* Hollywood Media Corp.	7,540	9
* Outdoor Channel Holdings Inc.	1,667	9
* Dover Motorsports Inc.	4,394	8
* Ruth's Hospitality Group Inc.	1,579	6
* Canterbury Park Holding Corp.	800	6
* Lakes Entertainment Inc.	2,600	4
* Great Wolf Resorts Inc.	2,310	4
* Radio One Inc. Class A	1,680	4
* Atrinsic Inc.	5,453	3
* Forward Industries Inc.	500	2
Gaming Partners International Corp.	282	2
* Cambium Learning Group Inc.	200	1
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	332	—
		1,575,761
Consumer Staples (9.7%)
Procter & Gamble Co.	3,143,936	188,542
Coca-Cola Co.	2,266,715	132,648
Wal-Mart Stores Inc.	2,227,323	119,206
PepsiCo Inc.	1,760,502	116,968
Philip Morris International Inc.	2,021,666	113,254
Kraft Foods Inc.	1,903,259	58,735
Altria Group Inc.	2,273,496	54,609
CVS Caremark Corp.	1,485,672	46,754
Colgate-Palmolive Co.	535,338	41,146
Walgreen Co.	1,068,126	35,782
Costco Wholesale Corp.	480,845	31,010
Kimberly-Clark Corp.	451,887	29,395
General Mills Inc.	724,378	26,469
Archer-Daniels-Midland Co.	701,929	22,406
Sysco Corp.	645,741	18,417

HJ Heinz Co.	345,107	16,348
Avon Products Inc.	467,500	15,011
Kellogg Co.	290,798	14,688
Kroger Co.	668,550	14,481
Lorillard Inc.	166,782	13,394
Mead Johnson Nutrition Co.	223,538	12,722
Reynolds American Inc.	191,167	11,353
ConAgra Foods Inc.	487,081	10,687
Clorox Co.	153,965	10,279
Coca-Cola Enterprises Inc.	328,202	10,174
Dr Pepper Snapple Group Inc.	268,531	9,538
Sara Lee Corp.	687,476	9,233
Safeway Inc.	425,301	8,999
Bunge Ltd.	149,490	8,844
Molson Coors Brewing Co. Class B	177,212	8,368
Hershey Co.	173,074	8,237
Campbell Soup Co.	223,352	7,985
Estee Lauder Cos. Inc. Class A	126,112	7,974
JM Smucker Co.	130,306	7,887
* Whole Foods Market Inc.	159,482	5,918
McCormick & Co. Inc.	131,254	5,518
Brown-Forman Corp. Class B	88,751	5,471
Tyson Foods Inc. Class A	319,123	5,112
Church & Dwight Co. Inc.	77,498	5,033
* Energizer Holdings Inc.	72,797	4,894
Herbalife Ltd.	65,409	3,947
* Hansen Natural Corp.	82,341	3,839
* Green Mountain Coffee Roasters Inc.	121,645	3,794
* Constellation Brands Inc. Class A	207,225	3,666
Alberto-Culver Co. Class B	96,868	3,647
Hormel Foods Corp.	81,000	3,613
* Ralcorp Holdings Inc.	60,511	3,539
Corn Products International Inc.	82,928	3,110
Del Monte Foods Co.	217,021	2,845
* Smithfield Foods Inc.	164,450	2,768
SUPERVALU Inc.	233,828	2,696
* NBTY Inc.	45,378	2,495
* BJ's Wholesale Club Inc.	59,354	2,463
Flowers Foods Inc.	90,125	2,239
* Dean Foods Co.	198,039	2,022
Nu Skin Enterprises Inc. Class A	62,506	1,800
* TreeHouse Foods Inc.	38,310	1,766
Casey's General Stores Inc.	40,292	1,682
* Central European Distribution Corp.	74,004	1,652
Ruddick Corp.	45,676	1,584
* United Natural Foods Inc.	45,264	1,500
* Hain Celestial Group Inc.	45,102	1,082
Universal Corp.	26,696	1,070
* Fresh Del Monte Produce Inc.	47,917	1,040
Lancaster Colony Corp.	21,788	1,035
Sanderson Farms Inc.	23,854	1,033
Diamond Foods Inc.	24,069	987
Andersons Inc.	25,513	967
Vector Group Ltd.	49,488	925
* Pantry Inc.	33,646	811
* Darling International Inc.	82,212	700
J&J Snack Foods Corp.	15,978	670
* Medifast Inc.	24,193	656

	Tootsie Roll Industries Inc.	26,331	655
	Cal-Maine Foods Inc.	22,578	654
*	Chiquita Brands International Inc.	48,563	643
*	Rite Aid Corp.	653,706	616
*	Boston Beer Co. Inc. Class A	9,036	604
	Lance Inc.	28,128	599
	Inter Parfums Inc.	31,060	546
	B&G Foods Inc. Class A	48,191	526
	WD-40 Co.	13,807	525
	Nash Finch Co.	12,153	517
*	Elizabeth Arden Inc.	25,652	513
	Coca-Cola Bottling Co. Consolidated	9,648	511
*	Prestige Brands Holdings Inc.	49,221	487
*	Central Garden and Pet Co. Class A	46,959	487
*	Winn-Dixie Stores Inc.	60,053	428
*	Central Garden and Pet Co.	41,086	424
	Weis Markets Inc.	10,127	396
	Ingles Markets Inc. Class A	21,650	360
	Pricesmart Inc.	12,154	354
	Alico Inc.	14,659	341
*	Alliance One International Inc.	81,434	338
*	John B. Sanfilippo & Son Inc.	22,111	292
*	Heckmann Corp.	73,624	287
*,^ Great Atlantic & Pacific Tea Co.		67,512	267
*,^ American Dairy Inc.		24,860	260
*	Pilgrim's Pride Corp.	45,633	256
*,^ Star Scientific Inc.		115,778	243
*	American Oriental Bioengineering Inc.	97,961	236
*	Smart Balance Inc.	60,424	234
*,^ Zhongpin Inc.		14,260	232
*	Susser Holdings Corp.	16,475	231
	Farmer Bros Co.	14,364	230
*,^ Dole Food Co. Inc.		21,232	194
*	USANA Health Sciences Inc.	4,575	185
*	Omega Protein Corp.	31,643	182
	Spartan Stores Inc.	11,975	174
	Arden Group Inc.	2,002	165
*	Lifeway Foods Inc.	15,308	161
	National Beverage Corp.	11,297	158
*	Harbinger Group Inc.	26,700	148
	Imperial Sugar Co.	10,200	133
*	Revlon Inc. Class A	10,472	132
	Griffin Land & Nurseries Inc.	4,337	115
	Oil-Dri Corp. of America	4,868	105
*	Overhill Farms Inc.	22,150	101
*	Mannatech Inc.	47,016	96
*	Jones Soda Co.	50,240	71
*	Reddy Ice Holdings Inc.	29,460	67
	MGP Ingredients Inc.	8,234	65
*	Inventure Foods Inc.	15,384	58
	Schiff Nutrition International Inc.	6,986	57
*	Parlux Fragrances Inc.	23,400	53
*	Physicians Formula Holdings Inc.	16,000	49
*	China Marine Food Group Ltd.	9,000	47
*	Nutraceutical International Corp.	2,905	46
	Female Health Co.	8,774	45
*	HQ Sustainable Maritime Industries Inc.	12,000	36
	Tasty Baking Co.	4,687	32

	Bridgford Foods Corp.	2,000	26
	Reliv International Inc.	10,457	22
*	Seneca Foods Corp. Class A	800	21
*,^ China-Biotics Inc.		1,400	15
*	Orchids Paper Products Co.	882	13
	Calavo Growers Inc.	498	11
	Village Super Market Inc. Class A	200	6
			1,357,213
Energy (10.4%)
	Exxon Mobil Corp.	5,562,716	343,720
	Chevron Corp.	2,192,815	177,728
	Schlumberger Ltd.	1,491,691	91,903
	ConocoPhillips	1,543,486	88,642
	Occidental Petroleum Corp.	886,633	69,423
	Apache Corp.	393,850	38,503
	Halliburton Co.	991,775	32,798
	Anadarko Petroleum Corp.	540,064	30,811
	Devon Energy Corp.	463,448	30,004
	EOG Resources Inc.	276,352	25,692
	Marathon Oil Corp.	774,530	25,637
*	Transocean Ltd.	349,216	22,451
	National Oilwell Varco Inc.	457,397	20,340
	Baker Hughes Inc.	468,339	19,951
	Hess Corp.	322,531	19,068
	Chesapeake Energy Corp.	710,433	16,091
	Spectra Energy Corp.	707,203	15,947
	Peabody Energy Corp.	293,373	14,378
	Noble Energy Inc.	191,033	14,345
*	Weatherford International Ltd.	807,962	13,816
*	Southwestern Energy Co.	378,867	12,669
	Murphy Oil Corp.	198,875	12,314
	Williams Cos. Inc.	639,359	12,218
*	Cameron International Corp.	266,943	11,468
	Valero Energy Corp.	618,186	10,824
	El Paso Corp.	769,366	9,525
	Noble Corp.	279,644	9,449
	Consol Energy Inc.	246,400	9,107
*	FMC Technologies Inc.	132,874	9,074
*	Newfield Exploration Co.	145,560	8,361
	Pioneer Natural Resources Co.	126,525	8,228
*	Ultra Petroleum Corp.	166,491	6,989
	Range Resources Corp.	174,395	6,650
*	Denbury Resources Inc.	415,068	6,595
	Cimarex Energy Co.	91,797	6,075
	QEP Resources Inc.	191,051	5,758
*	Pride International Inc.	192,132	5,654
*	Nabors Industries Ltd.	312,078	5,636
*	Concho Resources Inc.	85,114	5,632
*	Alpha Natural Resources Inc.	132,497	5,452
	EQT Corp.	149,567	5,393
*	Whiting Petroleum Corp.	56,144	5,362
*	Petrohawk Energy Corp.	330,658	5,337
*	Kinder Morgan Management LLC	87,377	5,264
^	Diamond Offshore Drilling Inc.	76,070	5,155
	Sunoco Inc.	131,916	4,815
	Arch Coal Inc.	177,320	4,736
	Helmerich & Payne Inc.	115,661	4,680

	Core Laboratories NV	48,670	4,285
*	Plains Exploration & Production Co.	153,319	4,089
*	Rowan Cos. Inc.	124,798	3,789
*	McDermott International Inc.	252,654	3,734
*	Forest Oil Corp.	116,754	3,468
	Cabot Oil & Gas Corp.	114,506	3,448
*	Dresser-Rand Group Inc.	90,976	3,356
	Massey Energy Co.	107,785	3,344
*	Oceaneering International Inc.	60,819	3,276
	Southern Union Co.	122,393	2,945
	EXCO Resources Inc.	197,406	2,935
	Patterson-UTI Energy Inc.	169,546	2,896
*	Mariner Energy Inc.	112,804	2,733
	SM Energy Co.	69,301	2,596
*	Oil States International Inc.	55,211	2,570
	Tidewater Inc.	57,192	2,563
*	Atlas Energy Inc.	86,351	2,473
*	Brigham Exploration Co.	127,010	2,381
*	Superior Energy Services Inc.	86,576	2,311
*	SandRidge Energy Inc.	389,016	2,210
*	Dril-Quip Inc.	35,153	2,183
*	Gran Tierra Energy Inc.	276,840	2,137
	Tesoro Corp.	155,586	2,079
*	SEACOR Holdings Inc.	23,685	2,017
*	Atwood Oceanics Inc.	63,945	1,947
	World Fuel Services Corp.	70,509	1,834
	CARBO Ceramics Inc.	21,688	1,757
*	Continental Resources Inc.	37,469	1,737
	Berry Petroleum Co. Class A	53,524	1,698
	Holly Corp.	58,627	1,686
*	Unit Corp.	44,870	1,673
*	Quicksilver Resources Inc.	131,342	1,655
*	Bill Barrett Corp.	43,092	1,551
	Frontier Oil Corp.	115,428	1,547
*	Exterran Holdings Inc.	66,130	1,502
*	McMoRan Exploration Co.	86,482	1,488
	Lufkin Industries Inc.	32,783	1,439
*	Complete Production Services Inc.	68,557	1,402
*	Bristow Group Inc.	37,702	1,360
*	Rosetta Resources Inc.	57,829	1,358
*	Key Energy Services Inc.	138,217	1,314
*	Helix Energy Solutions Group Inc.	109,471	1,220
*	Comstock Resources Inc.	52,112	1,172
*	Swift Energy Co.	41,694	1,171
*	Energy XXI Bermuda Ltd.	47,399	1,095
	Overseas Shipholding Group Inc.	31,872	1,094
	Penn Virginia Corp.	66,047	1,059
*	International Coal Group Inc.	191,528	1,019
*	Tetra Technologies Inc.	95,730	976
*	Patriot Coal Corp.	80,269	916
*,^ ATP Oil & Gas Corp.		66,272	905
*	Enbridge Energy Management LLC	16,330	901
*	Carrizo Oil & Gas Inc.	36,228	867
*	Newpark Resources Inc.	101,710	854
*	Global Industries Ltd.	153,987	842
*	Clayton Williams Energy Inc.	14,949	756
*	ION Geophysical Corp.	144,754	744
*	American Oil & Gas Inc.	91,793	744

*	Cobalt International Energy Inc.	77,783	743
*,^ Clean Energy Fuels Corp.		52,227	742
*	James River Coal Co.	40,825	716
*	Contango Oil & Gas Co.	14,027	704
*	Cal Dive International Inc.	126,208	690
*	Gulfmark Offshore Inc.	21,003	645
*	Stone Energy Corp.	41,318	609
*	Vaalco Energy Inc.	103,887	596
*	Harvest Natural Resources Inc.	55,967	583
*	USEC Inc.	109,987	571
*	Northern Oil and Gas Inc.	32,150	545
*	Parker Drilling Co.	122,941	535
*	Approach Resources Inc.	43,855	490
	RPC Inc.	23,123	489
*	Hornbeck Offshore Services Inc.	24,392	475
*	Basic Energy Services Inc.	55,009	469
*	Abraxas Petroleum Corp.	160,576	456
*	BPZ Resources Inc.	117,261	449
*	Allis-Chalmers Energy Inc.	105,617	440
*	Pioneer Drilling Co.	68,812	439
	General Maritime Corp.	88,761	436
*	Venoco Inc.	21,691	426
*	Hercules Offshore Inc.	157,629	418
*	Crosstex Energy Inc.	50,063	396
*	Goodrich Petroleum Corp.	27,074	395
	W&T Offshore Inc.	35,175	373
*	CVR Energy Inc.	44,226	365
	Gulf Island Fabrication Inc.	20,035	365
*	Matrix Service Co.	40,511	355
	Delek US Holdings Inc.	48,823	350
*	Oilsands Quest Inc.	671,858	348
*	Callon Petroleum Co.	70,001	347
*	Petroleum Development Corp.	12,006	331
*	Dawson Geophysical Co.	12,120	323
*	Cloud Peak Energy Inc.	17,332	316
*,^ GMX Resources Inc.		60,454	294
	Alon USA Energy Inc.	52,674	284
*	FX Energy Inc.	67,836	281
*	Willbros Group Inc.	29,461	270
*	Petroquest Energy Inc.	43,726	266
*	Western Refining Inc.	50,739	266
*	Delta Petroleum Corp.	334,960	264
*	T-3 Energy Services Inc.	9,553	250
*	Resolute Energy Corp.	22,300	247
*	Natural Gas Services Group Inc.	16,400	242
*	Bronco Drilling Co. Inc.	59,440	237
*	Endeavour International Corp.	179,625	232
*	Energy Partners Ltd.	18,100	217
*	Rex Energy Corp.	16,299	209
*	OYO Geospace Corp.	3,239	188
*	Tesco Corp.	14,780	178
*	Kodiak Oil & Gas Corp.	52,300	177
*	Gulfport Energy Corp.	12,735	176
*	CAMAC Energy Inc.	52,010	166
*	CREDO Petroleum Corp.	19,223	159
*	Bolt Technology Corp.	15,331	157
*	Toreador Resources Corp.	12,850	144
*	Warren Resources Inc.	32,647	130

*	PHI Inc.	6,963	113
*	Gastar Exploration Ltd.	28,000	113
*	Geokinetics Inc.	15,500	96
*	Double Eagle Petroleum Co.	20,964	92
*	Seahawk Drilling Inc.	10,785	91
*	Westmoreland Coal Co.	8,998	89
*	Cheniere Energy Inc.	31,466	79
*	Adams Resources & Energy Inc.	4,000	71
*	ENGlobal Corp.	26,500	67
*	REX American Resources Corp.	4,209	61
*	HKN Inc.	16,344	57
*	Rentech Inc.	56,482	56
*,^ Evergreen Energy Inc.		40,569	55
*	Union Drilling Inc.	12,040	54
*	Syntroleum Corp.	28,304	53
*	Mitcham Industries Inc.	7,104	53
*	Green Plains Renewable Energy Inc.	3,600	44
	Panhandle Oil and Gas Inc. Class A	1,500	37
*	Gasco Energy Inc.	116,880	35
*	Sulphco Inc.	97,010	35
*	Evolution Petroleum Corp.	5,600	34
*,^ Pacific Ethanol Inc.		26,820	24
*	Georesources Inc.	1,400	22
*	Vantage Drilling Co.	13,700	22
*	GeoGlobal Resources Inc.	19,585	17
*	China Integrated Energy Inc.	2,300	15
*,^ Cano Petroleum Inc.		26,263	11
*	Verenium Corp.	2,894	10
*	Uranium Resources Inc.	7,500	9
*	Barnwell Industries Inc.	2,002	6
*	RAM Energy Resources Inc.	3,700	6
*	TGC Industries Inc.	301	1
			1,456,261
Financials (15.8%)
	JPMorgan Chase & Co.	4,343,434	165,355
	Bank of America Corp.	10,952,853	143,592
	Wells Fargo & Co.	5,403,423	135,788
*	Citigroup Inc.	26,891,648	104,877
	Goldman Sachs Group Inc.	533,886	77,189
*	Berkshire Hathaway Inc. Class B	834,378	68,986
	American Express Co.	1,180,181	49,603
	US Bancorp	2,092,629	45,243
	MetLife Inc.	977,483	37,584
	Bank of New York Mellon Corp.	1,324,085	34,598
	Morgan Stanley	1,373,371	33,895
	PNC Financial Services Group Inc.	574,270	29,810
	Simon Property Group Inc.	319,494	29,630
	Travelers Cos. Inc.	540,678	28,169
	Prudential Financial Inc.	506,451	27,440
	Aflac Inc.	512,619	26,508
	ACE Ltd.	369,620	21,530
	State Street Corp.	547,676	20,625
	Chubb Corp.	356,711	20,329
	Capital One Financial Corp.	498,340	19,709
	CME Group Inc.	71,704	18,675
	Franklin Resources Inc.	173,705	18,569
	BB&T Corp.	755,477	18,192

Allstate Corp.	557,775	17,598
Charles Schwab Corp.	1,107,223	15,390
Public Storage	157,894	15,322
Vornado Realty Trust	179,098	15,318
Equity Residential	308,730	14,686
Progressive Corp.	695,097	14,507
Marsh & McLennan Cos. Inc.	590,288	14,238
T Rowe Price Group Inc.	283,233	14,180
SunTrust Banks Inc.	545,532	14,091
Loews Corp.	365,396	13,849
Ameriprise Financial Inc.	281,772	13,336
Boston Properties Inc.	152,095	12,642
Annaly Capital Management Inc.	678,259	11,937
HCP Inc.	321,313	11,561
Northern Trust Corp.	237,935	11,478
Hartford Financial Services Group Inc.	461,066	10,581
Fifth Third Bancorp	868,981	10,454
AON Corp.	265,092	10,368
Invesco Ltd.	476,921	10,125
Host Hotels & Resorts Inc.	690,010	9,991
Discover Financial Services	594,563	9,917
Regions Financial Corp.	1,303,733	9,478
AvalonBay Communities Inc.	90,581	9,414
Weyerhaeuser Co.	585,722	9,231
Principal Financial Group Inc.	348,993	9,046
Ventas Inc.	171,213	8,829
* CIT Group Inc.	207,444	8,468
NYSE Euronext	284,876	8,139
XL Group PLC Class A	374,369	8,109
Unum Group	364,223	8,068
Lincoln National Corp.	330,156	7,897
KeyCorp	962,112	7,658
M&T Bank Corp.	90,757	7,425
New York Community Bancorp Inc.	452,651	7,356
* IntercontinentalExchange Inc.	68,554	7,179
Comerica Inc.	192,915	7,167
Kimco Realty Corp.	443,882	6,991
Health Care REIT Inc.	144,572	6,844
BlackRock Inc.	38,622	6,575
* Genworth Financial Inc. Class A	535,205	6,540
PartnerRe Ltd.	81,271	6,516
Hudson City Bancorp Inc.	518,669	6,359
Plum Creek Timber Co. Inc.	178,338	6,295
ProLogis	521,581	6,144
* SLM Corp.	531,596	6,140
Macerich Co.	141,894	6,094
* CB Richard Ellis Group Inc. Class A	316,859	5,792
Digital Realty Trust Inc.	92,846	5,729
Willis Group Holdings plc	185,513	5,718
Everest Re Group Ltd.	64,417	5,570
Moody's Corp.	220,389	5,505
Federal Realty Investment Trust	67,105	5,480
Legg Mason Inc.	178,897	5,422
SL Green Realty Corp.	85,228	5,398
People's United Financial Inc.	410,061	5,368
* Berkshire Hathaway Inc. Class A	43	5,354
Assurant Inc.	127,440	5,187
* American International Group Inc.	132,530	5,182

* Leucadia National Corp.	213,022	5,032
Nationwide Health Properties Inc.	128,438	4,967
Cincinnati Financial Corp.	169,334	4,885
AMB Property Corp.	183,495	4,857
* Arch Capital Group Ltd.	57,233	4,796
Torchmark Corp.	90,175	4,792
Huntington Bancshares Inc.	784,236	4,447
Rayonier Inc.	87,457	4,383
Axis Capital Holdings Ltd.	131,745	4,340
* TD Ameritrade Holding Corp.	258,449	4,174
Alexandria Real Estate Equities Inc.	59,340	4,154
UDR Inc.	195,777	4,135
WR Berkley Corp.	150,629	4,078
* MSCI Inc. Class A	122,140	4,056
^ Realty Income Corp.	119,316	4,023
Jones Lang LaSalle Inc.	45,886	3,959
Liberty Property Trust	123,848	3,951
RenaissanceRe Holdings Ltd.	65,655	3,937
Reinsurance Group of America Inc. Class A	79,963	3,861
Marshall & Ilsley Corp.	548,130	3,859
Zions Bancorporation	176,575	3,772
Eaton Vance Corp.	129,102	3,749
Fidelity National Financial Inc. Class A	238,563	3,748
* Affiliated Managers Group Inc.	46,314	3,613
* AmeriCredit Corp.	147,043	3,597
Essex Property Trust Inc.	32,851	3,595
Transatlantic Holdings Inc.	70,331	3,574
Chimera Investment Corp.	901,694	3,562
Regency Centers Corp.	90,116	3,557
* Markel Corp.	10,265	3,537
* E*Trade Financial Corp.	240,800	3,501
Old Republic International Corp.	250,311	3,467
Camden Property Trust	72,044	3,456
HCC Insurance Holdings Inc.	126,754	3,307
Ares Capital Corp.	209,573	3,280
Senior Housing Properties Trust	139,220	3,272
Cullen/Frost Bankers Inc.	60,065	3,236
Duke Realty Corp.	271,045	3,141
Hospitality Properties Trust	135,952	3,036
Arthur J Gallagher & Co.	113,399	2,990
SEI Investments Co.	146,470	2,979
Commerce Bancshares Inc.	78,178	2,939
Assured Guaranty Ltd.	171,300	2,931
BRE Properties Inc.	69,671	2,891
* NASDAQ OMX Group Inc.	147,982	2,875
* First Horizon National Corp.	251,153	2,866
Mack-Cali Realty Corp.	87,373	2,858
Raymond James Financial Inc.	109,330	2,769
Jefferies Group Inc.	121,945	2,767
Apartment Investment & Management Co.	128,740	2,752
Weingarten Realty Investors	125,808	2,745
City National Corp.	51,508	2,734
Brown & Brown Inc.	133,114	2,688
Taubman Centers Inc.	60,211	2,686
Allied World Assurance Co. Holdings Ltd.	47,260	2,674
White Mountains Insurance Group Ltd.	8,656	2,670
First Niagara Financial Group Inc.	228,109	2,657
American Financial Group Inc.	85,820	2,624

Developers Diversified Realty Corp.	232,335	2,607
Waddell & Reed Financial Inc. Class A	95,256	2,606
Aspen Insurance Holdings Ltd.	85,178	2,579
Highwoods Properties Inc.	78,883	2,561
* St. Joe Co.	102,152	2,541
BioMed Realty Trust Inc.	140,768	2,523
East West Bancorp Inc.	154,869	2,521
Corporate Office Properties Trust	64,409	2,403
Associated Banc-Corp	181,008	2,388
Bank of Hawaii Corp.	52,979	2,380
MFA Financial Inc.	305,828	2,333
Federated Investors Inc. Class B	102,378	2,330
Hanover Insurance Group Inc.	48,998	2,303
Omega Healthcare Investors Inc.	102,463	2,300
TCF Financial Corp.	140,965	2,282
National Retail Properties Inc.	90,866	2,282
Entertainment Properties Trust	51,261	2,213
Janus Capital Group Inc.	200,562	2,196
Greenhill & Co. Inc.	27,583	2,188
Apollo Investment Corp.	213,569	2,185
American Campus Communities Inc.	71,545	2,178
Valley National Bancorp	168,470	2,173
Platinum Underwriters Holdings Ltd.	49,707	2,163
FirstMerit Corp.	117,598	2,154
* American Capital Ltd.	370,731	2,154
Endurance Specialty Holdings Ltd.	53,538	2,131
Washington Real Estate Investment Trust	66,936	2,124
Douglas Emmett Inc.	121,232	2,123
Home Properties Inc.	40,072	2,120
* Alleghany Corp.	6,960	2,109
Validus Holdings Ltd.	79,967	2,108
Tanger Factory Outlet Centers	44,665	2,106
Protective Life Corp.	94,307	2,052
CommonWealth REIT	79,188	2,027
* Popular Inc.	698,144	2,025
Alterra Capital Holdings Ltd.	99,822	1,988
StanCorp Financial Group Inc.	52,208	1,984
Fulton Financial Corp.	218,468	1,979
* ProAssurance Corp.	34,034	1,960
* SVB Financial Group	46,069	1,950
Mid-America Apartment Communities Inc.	33,244	1,937
Kilroy Realty Corp.	57,675	1,911
Synovus Financial Corp.	772,417	1,900
Erie Indemnity Co. Class A	33,820	1,896
CBL & Associates Properties Inc.	144,517	1,887
Washington Federal Inc.	122,787	1,874
* MGIC Investment Corp.	196,894	1,817
* MBIA Inc.	180,732	1,816
LaSalle Hotel Properties	76,188	1,782
Brandywine Realty Trust	144,730	1,773
Westamerica Bancorporation	32,311	1,761
Equity Lifestyle Properties Inc.	31,952	1,741
* Signature Bank	44,805	1,740
* Forest City Enterprises Inc. Class A	134,517	1,726
* Stifel Financial Corp.	35,250	1,632
Healthcare Realty Trust Inc.	68,684	1,607
Prosperity Bancshares Inc.	48,814	1,585
DuPont Fabros Technology Inc.	62,956	1,583

DiamondRock Hospitality Co.	166,723	1,582
CapitalSource Inc.	288,383	1,540
First American Financial Corp.	102,393	1,530
Potlatch Corp.	44,054	1,498
Post Properties Inc.	53,588	1,496
Iberiabank Corp.	29,547	1,477
American Capital Agency Corp.	55,189	1,466
Extra Space Storage Inc.	91,272	1,464
* CNO Financial Group Inc.	262,476	1,454
Trustmark Corp.	66,870	1,454
Webster Financial Corp.	81,539	1,432
Umpqua Holdings Corp.	126,206	1,431
Hatteras Financial Corp.	49,581	1,412
Northwest Bancshares Inc.	122,001	1,365
Montpelier Re Holdings Ltd.	78,368	1,357
BOK Financial Corp.	30,046	1,356
Unitrin Inc.	55,125	1,345
Delphi Financial Group Inc.	53,358	1,333
NewAlliance Bancshares Inc.	105,069	1,326
Astoria Financial Corp.	97,046	1,323
* PHH Corp.	61,128	1,287
UMB Financial Corp.	35,728	1,269
Medical Properties Trust Inc.	124,587	1,263
Mercury General Corp.	30,260	1,237
* Knight Capital Group Inc. Class A	98,964	1,226
PS Business Parks Inc.	21,600	1,222
* Portfolio Recovery Associates Inc.	18,779	1,214
National Health Investors Inc.	27,470	1,210
Susquehanna Bancshares Inc.	142,835	1,206
Argo Group International Holdings Ltd.	34,241	1,190
Colonial Properties Trust	73,347	1,187
Cathay General Bancorp	99,667	1,185
Redwood Trust Inc.	81,567	1,179
BancorpSouth Inc.	82,749	1,173
Glacier Bancorp Inc.	79,230	1,157
Sovran Self Storage Inc.	30,408	1,152
Radian Group Inc.	146,465	1,145
Cash America International Inc.	32,622	1,142
^ United Bankshares Inc.	45,568	1,134
NBT Bancorp Inc.	51,377	1,134
Columbia Banking System Inc.	56,713	1,114
Wintrust Financial Corp.	34,255	1,110
EastGroup Properties Inc.	29,691	1,110
Community Bank System Inc.	47,930	1,103
DCT Industrial Trust Inc.	230,050	1,102
Tower Group Inc.	47,044	1,098
First Citizens BancShares Inc. Class A	5,884	1,090
* MF Global Holdings Ltd.	151,094	1,088
FNB Corp.	126,031	1,079
First Financial Bancorp	63,744	1,063
Equity One Inc.	62,953	1,063
Acadia Realty Trust	55,719	1,059
RLI Corp.	18,602	1,053
Starwood Property Trust Inc.	52,481	1,043
BlackRock Kelso Capital Corp.	88,483	1,018
International Bancshares Corp.	60,096	1,015
CVB Financial Corp.	132,592	996
* Sunstone Hotel Investors Inc.	108,575	985

Franklin Street Properties Corp.	79,014	981
Hancock Holding Co.	32,516	978
Old National Bancorp	91,302	959
Alexander's Inc.	3,031	957
* Ezcorp Inc. Class A	47,396	950
Brookline Bancorp Inc.	94,529	943
First Midwest Bancorp Inc.	81,588	941
TFS Financial Corp.	101,945	937
* World Acceptance Corp.	21,102	932
American Equity Investment Life Holding Co.	89,720	919
Whitney Holding Corp.	111,421	910
National Penn Bancshares Inc.	144,106	901
Selective Insurance Group Inc.	55,088	897
* optionsXpress Holdings Inc.	58,314	896
MB Financial Inc.	55,222	896
KBW Inc.	34,705	888
Anworth Mortgage Asset Corp.	123,576	881
First Financial Bankshares Inc.	18,716	879
Lexington Realty Trust	122,292	876
Park National Corp.	13,457	862
Cousins Properties Inc.	118,697	848
Capstead Mortgage Corp.	76,740	834
Wilmington Trust Corp.	92,544	831
* Strategic Hotels & Resorts Inc.	194,147	823
Saul Centers Inc.	19,463	816
PacWest Bancorp	42,745	815
First Commonwealth Financial Corp.	146,193	797
Evercore Partners Inc. Class A	27,280	780
* First Cash Financial Services Inc.	27,886	774
Sterling Bancshares Inc.	143,932	773
Hersha Hospitality Trust Class A	149,088	772
Bank of the Ozarks Inc.	20,808	772
Employers Holdings Inc.	48,629	767
City Holding Co.	24,975	766
Provident Financial Services Inc.	61,605	761
Oriental Financial Group Inc.	56,675	754
* Ocwen Financial Corp.	73,679	747
Chemical Financial Corp.	36,090	745
First Potomac Realty Trust	49,349	740
* Ashford Hospitality Trust Inc.	81,631	739
* Altisource Portfolio Solutions SA	23,607	735
* Dollar Financial Corp.	35,207	735
PrivateBancorp Inc. Class A	64,076	730
Associated Estates Realty Corp.	51,546	721
Dime Community Bancshares Inc.	51,706	716
* Interactive Brokers Group Inc.	41,475	714
Home Bancshares Inc.	34,440	700
FBL Financial Group Inc. Class A	26,860	698
Independent Bank Corp.	30,925	696
* Investors Bancorp Inc.	58,215	689
* Citizens Republic Bancorp Inc.	764,889	689
American National Insurance Co.	9,029	686
* AMERISAFE Inc.	36,308	682
American Physicians Capital Inc.	16,430	681
Horace Mann Educators Corp.	38,193	679
Infinity Property & Casualty Corp.	13,911	678
* Navigators Group Inc.	15,157	676
* Texas Capital Bancshares Inc.	38,995	673

Boston Private Financial Holdings Inc.	102,886	673
* Investment Technology Group Inc.	47,148	670
Prospect Capital Corp.	65,520	636
Cedar Shopping Centers Inc.	104,540	636
Community Trust Bancorp Inc.	22,914	621
Danvers Bancorp Inc.	39,549	606
^ Capitol Federal Financial	24,275	600
Bancfirst Corp.	14,807	599
Arrow Financial Corp.	23,856	598
* PMI Group Inc.	162,844	598
* Piper Jaffray Cos.	20,515	598
Government Properties Income Trust	22,338	596
Glimcher Realty Trust	93,608	576
Cardinal Financial Corp.	59,782	575
Cohen & Steers Inc.	26,223	569
BGC Partners Inc. Class A	94,929	567
Safety Insurance Group Inc.	13,443	565
Duff & Phelps Corp. Class A	41,921	565
Agree Realty Corp.	22,316	563
Provident New York Bancorp	65,455	549
* Pico Holdings Inc.	18,363	548
Camden National Corp.	15,679	543
* Greenlight Capital Re Ltd. Class A	21,616	541
Trustco Bank Corp. NY	97,244	541
* Credit Acceptance Corp.	8,901	539
Capital Southwest Corp.	5,904	536
Fifth Street Finance Corp.	47,781	532
Pennsylvania Real Estate Investment Trust	44,566	529
Inland Real Estate Corp.	63,502	528
Amtrust Financial Services Inc.	35,950	522
Flushing Financial Corp.	44,830	518
Nelnet Inc. Class A	22,521	515
* Encore Capital Group Inc.	28,458	513
Getty Realty Corp.	18,936	508
U-Store-It Trust	60,638	506
* FPIC Insurance Group Inc.	14,421	506
* GLG Partners Inc.	112,042	504
Simmons First National Corp. Class A	17,520	495
Gladstone Capital Corp.	43,885	495
* Hilltop Holdings Inc.	50,286	482
* Ameris Bancorp	51,304	480
Berkshire Hills Bancorp Inc.	25,165	477
Investors Real Estate Trust	56,906	477
Abington Bancorp Inc.	44,877	473
Calamos Asset Management Inc. Class A	41,100	473
* Forestar Group Inc.	27,155	463
* Beneficial Mutual Bancorp Inc.	51,490	462
* Pebblebrook Hotel Trust	24,647	444
Flagstone Reinsurance Holdings SA	41,741	443
MCG Capital Corp.	75,391	440
Harleysville Group Inc.	13,387	439
BankFinancial Corp.	46,827	429
* Avatar Holdings Inc.	22,383	427
Hercules Technology Growth Capital Inc.	42,209	427
First Busey Corp.	91,874	418
S&T Bancorp Inc.	23,824	415
* Citizens Inc.	59,157	408
* International Assets Holding Corp.	22,346	404

	GAMCO Investors Inc.	10,378	400
	WesBanco Inc.	24,445	399
	Northfield Bancorp Inc.	36,863	399
	Bank of Marin Bancorp	12,325	397
*	Global Indemnity PLC	24,644	396
*	National Financial Partners Corp.	30,595	388
	LTC Properties Inc.	15,187	388
	Bank Mutual Corp.	74,643	387
	MarketAxess Holdings Inc.	22,731	386
*	Arbor Realty Trust Inc.	75,905	383
	United Fire & Casualty Co.	17,996	382
	Renasant Corp.	25,001	380
	Presidential Life Corp.	38,731	380
	Centerstate Banks Inc.	44,062	378
	Baldwin & Lyons Inc.	14,729	375
	SCBT Financial Corp.	11,993	374
	Ames National Corp.	18,613	371
	Compass Diversified Holdings	22,941	371
	Republic Bancorp Inc. Class A	17,532	370
	Southside Bancshares Inc.	19,539	369
	Education Realty Trust Inc.	51,338	367
*	Enstar Group Ltd.	4,995	363
	Cogdell Spencer Inc.	56,688	358
	Cypress Sharpridge Investments Inc.	26,800	358
	Capital City Bank Group Inc.	29,379	357
*	iStar Financial Inc.	116,191	356
	Meadowbrook Insurance Group Inc.	39,461	354
	GFI Group Inc.	75,602	351
	Invesco Mortgage Capital Inc.	16,187	348
*	Phoenix Cos. Inc.	164,932	346
	Arlington Asset Investment Corp. Class A	14,549	339
*	Pinnacle Financial Partners Inc.	36,854	339
*	LaBranche & Co. Inc.	86,409	337
	Artio Global Investors Inc. Class A	21,862	334
	Advance America Cash Advance Centers Inc.	82,807	334
	Walter Investment Management Corp.	18,730	328
	BRT Realty Trust	51,262	328
	CoBiz Financial Inc.	57,823	322
*	First Industrial Realty Trust Inc.	63,034	320
	Lakeland Financial Corp.	17,002	317
*	Cardtronics Inc.	20,400	315
	Bryn Mawr Bank Corp.	18,272	315
	Sun Communities Inc.	10,102	310
	Federal Agricultural Mortgage Corp.	28,037	303
*,^ Ambac Financial Group Inc.		546,521	303
*	FelCor Lodging Trust Inc.	64,609	297
	Bancorp Rhode Island Inc.	10,511	294
	First Merchants Corp.	38,178	291
	ViewPoint Financial Group	30,566	283
	Donegal Group Inc. Class A	21,179	277
	Colony Financial Inc.	14,786	273
	Maiden Holdings Ltd.	35,698	272
*	Marlin Business Services Corp.	22,538	270
	NYMAGIC Inc.	10,329	265
	First Financial Holdings Inc.	23,144	258
*	eHealth Inc.	19,817	256
*	FBR Capital Markets Corp.	80,922	254
*	Western Alliance Bancorp	37,852	254

	Alliance Financial Corp.	8,325	252
	CompuCredit Holdings Corp.	51,993	251
	SY Bancorp Inc.	9,975	248
	Heartland Financial USA Inc.	15,845	244
	Gladstone Investment Corp.	36,096	242
*	PMA Capital Corp. Class A	31,932	241
*	Gleacher & Co. Inc.	147,893	238
	Sierra Bancorp	19,076	236
	National Western Life Insurance Co. Class A	1,669	235
	Lakeland Bancorp Inc.	27,833	235
	American National Bankshares Inc.	10,649	234
	CBOE Holdings Inc.	11,164	224
	Dynex Capital Inc.	20,299	219
^	Life Partners Holdings Inc.	11,374	216
	Banner Corp.	100,136	216
*	CNA Surety Corp.	11,669	209
	EMC Insurance Group Inc.	9,739	208
	Parkway Properties Inc.	13,847	205
*	Cowen Group Inc. Class A	61,797	203
	1st Source Corp.	11,673	203
*	TradeStation Group Inc.	30,577	201
*	Center Financial Corp.	39,349	200
	Consolidated-Tomoka Land Co.	6,967	199
*	Safeguard Scientifics Inc.	15,832	198
*	Newcastle Investment Corp.	63,600	197
*,^ Capital Trust Inc. Class A		121,039	196
	Sanders Morris Harris Group Inc.	34,602	196
	StellarOne Corp.	15,252	194
*	Meridian Interstate Bancorp Inc.	18,224	192
*	Nara Bancorp Inc.	27,028	191
	Stewart Information Services Corp.	16,796	190
	Universal Health Realty Income Trust	5,523	190
	First of Long Island Corp.	7,366	184
*	Asset Acceptance Capital Corp.	34,066	183
*	Ladenburg Thalmann Financial Services Inc.	178,295	182
	NorthStar Realty Finance Corp.	48,568	182
	Cohen & Co. Inc.	39,328	175
^	TowneBank	11,637	174
	Medallion Financial Corp.	22,087	172
	ESSA Bancorp Inc.	14,509	172
*	First Marblehead Corp.	73,116	171
	OneBeacon Insurance Group Ltd. Class A	11,956	171
	Retail Opportunity Investments Corp.	17,600	168
	First Bancorp	12,323	168
	MVC Capital Inc.	12,925	168
	First Community Bancshares Inc.	12,944	167
	Great Southern Bancorp Inc.	7,553	164
	First Financial Corp.	5,468	161
	Tompkins Financial Corp.	4,051	161
	SWS Group Inc.	22,367	160
	Ramco-Gershenson Properties Trust	14,919	160
	Rewards Network Inc.	11,074	159
	Enterprise Financial Services Corp.	16,823	156
	American Physicians Service Group Inc.	4,797	155
*	Tejon Ranch Co.	7,028	152
*	AmeriServ Financial Inc.	87,797	151
*	United Community Banks Inc.	67,270	151
	Sandy Spring Bancorp Inc.	9,664	150

	Urstadt Biddle Properties Inc. Class A	8,198	148
	Trico Bancshares	9,567	147
	US Global Investors Inc. Class A	22,726	144
	Westfield Financial Inc.	17,819	139
	Washington Trust Bancorp Inc.	7,226	138
*,^ BankAtlantic Bancorp Inc. Class A		172,427	138
	PennantPark Investment Corp.	12,614	134
*	RAIT Financial Trust	80,511	133
	Bridge Bancorp Inc.	5,312	133
	Bar Harbor Bankshares	4,757	132
	Resource America Inc. Class A	22,502	128
	CapLease Inc.	22,580	126
	Center Bancorp Inc.	16,521	126
*	American Safety Insurance Holdings Ltd.	7,700	126
	State Auto Financial Corp.	8,128	124
*	Virtus Investment Partners Inc.	4,016	122
*	HFF Inc. Class A	13,063	121
	Financial Institutions Inc.	6,747	119
	Apollo Commercial Real Estate Finance Inc.	7,400	119
	German American Bancorp Inc.	6,816	117
	Resource Capital Corp.	18,272	116
	Asta Funding Inc.	15,178	116
	Suffolk Bancorp	4,568	116
	First Mercury Financial Corp.	11,473	116
*	American Independence Corp.	24,159	115
	OceanFirst Financial Corp.	8,624	106
	LSB Corp.	4,999	104
*	Guaranty Bancorp	65,579	104
*	MPG Office Trust Inc.	41,623	104
	Merchants Bancshares Inc.	4,126	103
	WSFS Financial Corp.	2,698	101
*	Hanmi Financial Corp.	78,666	101
*	Doral Financial Corp.	59,445	99
	Century Bancorp Inc. Class A	4,105	98
	Kite Realty Group Trust	21,828	97
*	NewStar Financial Inc.	12,108	90
	CFS Bancorp Inc.	18,970	87
*	Eagle Bancorp Inc.	7,577	87
	Univest Corp. of Pennsylvania	4,943	86
*,^ Capitol Bancorp Ltd.		75,869	86
	Investors Title Co.	2,504	85
	SeaBright Holdings Inc.	10,233	82
	Student Loan Corp.	2,709	80
	Union First Market Bankshares Corp.	6,139	80
*	Gramercy Capital Corp.	57,314	80
	Kohlberg Capital Corp.	11,900	80
	First Defiance Financial Corp.	7,612	77
*,^ Central Pacific Financial Corp.		53,485	76
*	BancTrust Financial Group Inc.	24,403	75
	Comm Bancorp Inc.	1,769	70
*	Crawford & Co. Class B	28,331	69
	Oppenheimer Holdings Inc. Class A	2,406	67
	Winthrop Realty Trust	5,127	63
*	Bridge Capital Holdings	7,200	63
	Sterling Bancorp	7,171	62
*	Metro Bancorp Inc.	5,972	62
*	Flagstar Bancorp Inc.	33,600	61
*	Affirmative Insurance Holdings Inc.	16,500	59

	Pennymac Mortgage Investment Trust	3,300	59
	Mission West Properties Inc.	8,567	58
*	Cape Bancorp Inc.	7,560	57
*	Pacific Capital Bancorp NA Rights	984,921	57
*	Primus Guaranty Ltd.	12,300	56
*	First Place Financial Corp.	14,747	56
	Southwest Bancorp Inc.	4,254	55
	One Liberty Properties Inc.	3,461	55
	K-Fed Bancorp	6,943	55
	CreXus Investment Corp.	4,388	53
	MainSource Financial Group Inc.	6,687	51
	Monmouth Real Estate Investment Corp. Class A	6,436	50
	ESB Financial Corp.	3,558	50
*	First Acceptance Corp.	28,851	49
*	Firstcity Financial Corp.	6,000	49
*	Penson Worldwide Inc.	9,728	48
*,^ Pacific Capital Bancorp NA		57,827	47
	VIST Financial Corp.	6,411	45
*	Atlantic Coast Federal Corp.	23,799	45
	Ameriana Bancorp	11,143	44
*	Colony Bankcorp Inc.	8,706	41
	Citizens & Northern Corp.	3,103	40
*	Deerfield Capital Corp.	5,755	39
	First Financial Northwest Inc.	10,000	39
*	Grubb & Ellis Co.	32,382	39
	Peoples Bancorp Inc.	3,062	38
	Diamond Hill Investment Group Inc.	512	37
*	Cadence Financial Corp.	18,300	37
*	Republic First Bancorp Inc.	17,473	35
*	First BanCorp	125,149	35
*	Green Bankshares Inc.	5,147	35
	PMC Commercial Trust	3,875	34
	Meta Financial Group Inc.	1,049	34
	UMH Properties Inc.	3,070	33
	NGP Capital Resources Co.	3,600	33
*,^ Anchor Bancorp Wisconsin Inc.		48,814	32
	Wilshire Bancorp Inc.	4,798	31
	First South Bancorp Inc.	3,129	31
	Westwood Holdings Group Inc.	916	31
	Wainwright Bank & Trust Co.	1,613	31
*	NewBridge Bancorp	8,425	30
*	Tree.com Inc.	4,454	29
	Pulaski Financial Corp.	4,191	29
*	Waterstone Financial Inc.	7,200	29
	Kansas City Life Insurance Co.	900	28
	Eastern Virginia Bankshares Inc.	7,487	27
*	South Financial Group Inc.	96,177	27
*	Cascade Bancorp	48,479	26
*	Consumer Portfolio Services Inc.	27,451	24
	Eastern Insurance Holdings Inc.	2,300	24
*	Sun Bancorp Inc.	4,671	24
	Gladstone Commercial Corp.	1,323	23
	Shore Bancshares Inc.	2,379	23
*	Heritage Financial Corp.	1,610	23
*	Maui Land & Pineapple Co. Inc.	4,856	22
	CNB Financial Corp.	1,600	22
*	West Bancorporation Inc.	3,478	22
	21st Century Holding Co.	6,277	22

	Rome Bancorp Inc.	2,312	22
*,^ Sterling Financial Corp.		32,946	21
*	American River Bankshares	3,376	21
*	Nicholas Financial Inc.	2,250	21
	Main Street Capital Corp.	1,300	21
*	Virginia Commerce Bancorp Inc.	4,186	20
	Peapack Gladstone Financial Corp.	1,726	20
	Roma Financial Corp.	1,900	20
	Thomas Properties Group Inc.	5,566	20
	Citizens South Banking Corp.	3,809	19
*	Crawford & Co. Class A	9,100	19
*	Bancorp Inc.	2,757	18
	Mercantile Bank Corp.	4,011	18
*	Heritage Commerce Corp.	5,040	17
	Capital Bank Corp.	10,018	17
*	Camco Financial Corp.	8,512	17
*	Hallmark Financial Services	1,900	17
	First M&F Corp.	4,667	16
	National Interstate Corp.	660	14
*	West Coast Bancorp	6,258	14
*,^ Cascade Financial Corp.		36,647	14
*	Stratus Properties Inc.	1,599	13
	Provident Financial Holdings Inc.	2,290	13
*	Premierwest Bancorp	27,747	12
	HopFed Bancorp Inc.	1,331	12
	Home Federal Bancorp Inc.	957	12
*	BCSB Bancorp Inc.	1,195	11
	Smithtown Bancorp Inc.	2,863	11
*	North Valley Bancorp	6,436	11
	TF Financial Corp.	616	10
*	Pacific Mercantile Bancorp	3,238	10
*	United Community Financial Corp.	7,545	10
	Codorus Valley Bancorp Inc.	1,184	10
	Federal Agricultural Mortgage Corp. Class A	1,021	9
	First United Corp.	1,815	8
	Middleburg Financial Corp.	500	7
*	Bank of Granite Corp.	9,915	7
*	Unity Bancorp Inc.	1,310	7
*	Macatawa Bank Corp.	4,554	7
	Brooklyn Federal Bancorp Inc.	3,644	7
*	Preferred Bank	3,847	6
	Old Second Bancorp Inc.	4,202	6
	Farmers Capital Bank Corp.	1,180	6
	Jefferson Bancshares Inc.	1,600	6
	Indiana Community Bancorp	438	6
*	HMN Financial Inc.	1,711	6
*	Seacoast Banking Corp. of Florida	4,404	5
	Wayne Savings Bancshares Inc.	673	5
	TICC Capital Corp.	500	5
	Northrim BanCorp Inc.	256	4
	Firstbank Corp.	820	4
	MutualFirst Financial Inc.	500	4
*	Integra Bank Corp.	4,988	4
	HF Financial Corp.	347	4
*	Royal Bancshares of Pennsylvania Inc.	1,768	3
*	First Federal Bancshares of Arkansas Inc.	1,606	3
	State Bancorp Inc.	330	3
	Timberland Bancorp Inc.	706	3

Peoples Financial Corp.	166	2
First Financial Service Corp.	438	2
Parkvale Financial Corp.	316	2
Independent Bank Corp.	962	1
* FNB United Corp.	1,696	1
* Superior Bancorp	1,211	1
* Northern States Financial Corp.	599	1
* Hampton Roads Bankshares Inc.	900	1
United Security Bancshares	86	1
* Valley National Bancorp Warrants Exp. 06/30/2015	240	1
Princeton National Bancorp Inc.	100	—
* MetroCorp Bancshares Inc.	159	—
* ZipRealty Inc.	100	—
* TIB Financial Corp.	394	—
* TIB Financial Corp. Rights	3,940	—
		2,216,570
Health Care (11.8%)
Johnson & Johnson	3,010,353	186,521
Pfizer Inc.	8,805,771	151,195
Merck & Co. Inc.	3,404,123	125,306
Abbott Laboratories	1,685,068	88,028
* Amgen Inc.	1,045,755	57,632
Bristol-Myers Squibb Co.	1,877,332	50,894
UnitedHealth Group Inc.	1,240,817	43,565
Eli Lilly & Co.	1,132,979	41,388
Medtronic Inc.	1,202,524	40,381
* Gilead Sciences Inc.	971,494	34,595
Baxter International Inc.	654,369	31,220
* Celgene Corp.	503,023	28,979
* Express Scripts Inc.	570,135	27,766
* WellPoint Inc.	484,567	27,446
* Medco Health Solutions Inc.	498,656	25,960
Allergan Inc.	335,654	22,331
Covidien plc	547,208	21,992
* Thermo Fisher Scientific Inc.	448,014	21,451
* Genzyme Corp.	291,293	20,621
Becton Dickinson and Co.	254,679	18,872
McKesson Corp.	296,264	18,303
* Biogen Idec Inc.	291,481	16,358
Stryker Corp.	324,718	16,252
Aetna Inc.	463,760	14,659
* St. Jude Medical Inc.	364,773	14,350
Cardinal Health Inc.	396,172	13,090
* Intuitive Surgical Inc.	42,856	12,160
* Zimmer Holdings Inc.	221,714	11,602
CIGNA Corp.	302,430	10,821
* Hospira Inc.	181,366	10,340
* Forest Laboratories Inc.	330,578	10,225
* Boston Scientific Corp.	1,659,455	10,172
AmerisourceBergen Corp. Class A	308,814	9,468
* Humana Inc.	185,772	9,333
* Life Technologies Corp.	199,601	9,319
* Laboratory Corp. of America Holdings	114,156	8,953
Quest Diagnostics Inc.	167,373	8,447
CR Bard Inc.	103,719	8,446
* Edwards Lifesciences Corp.	123,667	8,292
* Varian Medical Systems Inc.	134,843	8,158

* DaVita Inc.	113,380	7,827
* Vertex Pharmaceuticals Inc.	218,889	7,567
* Waters Corp.	101,677	7,197
* Illumina Inc.	133,259	6,556
* Cerner Corp.	76,399	6,417
* Mylan Inc.	337,968	6,357
* Alexion Pharmaceuticals Inc.	97,852	6,298
* Human Genome Sciences Inc.	205,029	6,108
* Dendreon Corp.	147,939	6,092
* CareFusion Corp.	242,682	6,028
* Henry Schein Inc.	99,983	5,857
Perrigo Co.	89,849	5,770
* ResMed Inc.	165,884	5,443
* Watson Pharmaceuticals Inc.	122,569	5,186
* Cephalon Inc.	82,205	5,133
DENTSPLY International Inc.	151,705	4,850
* Mettler-Toledo International Inc.	36,762	4,575
* Hologic Inc.	283,483	4,539
* Endo Pharmaceuticals Holdings Inc.	126,812	4,215
* IDEXX Laboratories Inc.	62,887	3,881
Universal Health Services Inc. Class B	97,891	3,804
Beckman Coulter Inc.	76,613	3,738
* Coventry Health Care Inc.	163,028	3,510
* Allscripts Healthcare Solutions Inc.	183,407	3,388
* Covance Inc.	70,644	3,305
* United Therapeutics Corp.	58,530	3,278
* Amylin Pharmaceuticals Inc.	156,984	3,273
* Community Health Systems Inc.	104,560	3,238
Omnicare Inc.	131,414	3,138
Pharmaceutical Product Development Inc.	124,019	3,074
PerkinElmer Inc.	129,804	3,004
* Health Net Inc.	108,581	2,952
Patterson Cos. Inc.	101,435	2,906
Warner Chilcott PLC Class A	125,043	2,806
* Mednax Inc.	51,971	2,770
Lincare Holdings Inc.	108,593	2,725
* King Pharmaceuticals Inc.	272,867	2,718
* Alere Inc.	87,108	2,694
* Gen-Probe Inc.	54,718	2,652
* Kinetic Concepts Inc.	71,142	2,602
* BioMarin Pharmaceutical Inc.	111,958	2,502
Teleflex Inc.	44,020	2,499
Hill-Rom Holdings Inc.	69,547	2,496
* Tenet Healthcare Corp.	528,596	2,495
* Salix Pharmaceuticals Ltd.	62,797	2,494
* AMERIGROUP Corp.	57,026	2,422
* Charles River Laboratories International Inc.	72,971	2,419
Techne Corp.	39,061	2,411
Cooper Cos. Inc.	50,118	2,316
* Thoratec Corp.	60,074	2,222
STERIS Corp.	65,348	2,171
* LifePoint Hospitals Inc.	60,979	2,138
* Health Management Associates Inc. Class A	273,245	2,093
* Incyte Corp. Ltd.	129,566	2,072
* Psychiatric Solutions Inc.	59,906	2,010
* Healthsouth Corp.	103,147	1,980
Owens & Minor Inc.	69,581	1,980
Medicis Pharmaceutical Corp. Class A	66,444	1,970

*	Bio-Rad Laboratories Inc. Class A	21,088	1,909
*	VCA Antech Inc.	90,000	1,898
*	Onyx Pharmaceuticals Inc.	69,041	1,821
*	Regeneron Pharmaceuticals Inc.	65,933	1,807
*	Emergency Medical Services Corp. Class A	33,217	1,769
*	HMS Holdings Corp.	29,987	1,767
*	Myriad Genetics Inc.	106,700	1,751
*	Magellan Health Services Inc.	36,901	1,743
*	Savient Pharmaceuticals Inc.	74,442	1,702
*	Dionex Corp.	19,413	1,678
*	Sirona Dental Systems Inc.	45,695	1,647
*	Haemonetics Corp.	28,132	1,647
*	American Medical Systems Holdings Inc.	83,060	1,626
	Masimo Corp.	58,295	1,592
*	Talecris Biotherapeutics Holdings Corp.	67,565	1,546
*	Alkermes Inc.	104,561	1,532
*	Nektar Therapeutics	103,681	1,531
*	Immucor Inc.	77,056	1,528
*	NuVasive Inc.	43,155	1,516
*	Cubist Pharmaceuticals Inc.	64,356	1,505
*	Brookdale Senior Living Inc.	92,046	1,501
*	Parexel International Corp.	64,294	1,487
	Quality Systems Inc.	22,302	1,479
*	Catalyst Health Solutions Inc.	41,955	1,477
*	Seattle Genetics Inc.	94,434	1,467
	Chemed Corp.	25,240	1,438
*	Acorda Therapeutics Inc.	42,698	1,410
*	Healthspring Inc.	54,281	1,403
*	WellCare Health Plans Inc.	46,735	1,353
*	PSS World Medical Inc.	63,016	1,347
*	Centene Corp.	56,737	1,338
*	Theravance Inc.	66,478	1,336
*	Auxilium Pharmaceuticals Inc.	52,285	1,296
*	Volcano Corp.	49,859	1,295
*	Viropharma Inc.	85,761	1,279
	West Pharmaceutical Services Inc.	36,720	1,260
*	Align Technology Inc.	62,597	1,226
*	Cepheid Inc.	65,474	1,225
*	Impax Laboratories Inc.	58,653	1,161
*,^ athenahealth Inc.		35,104	1,159
*	Medicines Co.	80,254	1,140
*	Par Pharmaceutical Cos. Inc.	38,636	1,124
*	Cyberonics Inc.	40,020	1,068
	Invacare Corp.	39,716	1,053
*	Martek Biosciences Corp.	45,304	1,025
*	Pharmasset Inc.	34,728	1,024
*	Integra LifeSciences Holdings Corp.	25,842	1,020
*	CONMED Corp.	45,326	1,016
*	MedAssets Inc.	47,219	993
*	Bruker Corp.	70,208	985
	Meridian Bioscience Inc.	43,359	949
	Analogic Corp.	20,867	937
*	Halozyme Therapeutics Inc.	120,411	928
*	Abaxis Inc.	38,379	887
*	Celera Corp.	131,302	885
*	Bio-Reference Labs Inc.	41,216	860
*	Isis Pharmaceuticals Inc.	98,857	830
	PDL BioPharma Inc.	157,382	828

*	Geron Corp.	145,502	805
*	Enzon Pharmaceuticals Inc.	70,476	793
*	Exelixis Inc.	201,862	791
*	Natus Medical Inc.	53,777	784
*	InterMune Inc.	56,508	770
*	Air Methods Corp.	18,441	767
*	Wright Medical Group Inc.	51,214	738
*	Questcor Pharmaceuticals Inc.	72,775	722
*	Amedisys Inc.	29,987	714
*	Ariad Pharmaceuticals Inc.	185,465	708
*	Amsurg Corp. Class A	40,136	702
*	ABIOMED Inc.	65,533	695
*	Gentiva Health Services Inc.	31,426	687
	Computer Programs & Systems Inc.	16,066	684
*	Abraxis BioScience Inc.	8,653	669
*	MWI Veterinary Supply Inc.	11,420	659
*	Alnylam Pharmaceuticals Inc.	53,614	658
*	Emergent Biosolutions Inc.	38,025	656
*	Emeritus Corp.	37,287	636
*	Clinical Data Inc.	37,035	625
*	Momenta Pharmaceuticals Inc.	41,248	621
*	Allos Therapeutics Inc.	131,182	619
	Landauer Inc.	9,760	611
*	Luminex Corp.	37,772	604
*	Corvel Corp.	14,041	596
*	Conceptus Inc.	42,928	590
*	Immunogen Inc.	92,309	579
*	Akorn Inc.	143,127	578
*	Vivus Inc.	85,758	574
*	Greatbatch Inc.	24,740	574
*	AMAG Pharmaceuticals Inc.	33,228	572
*	Accuray Inc.	88,517	551
*	DexCom Inc.	41,193	545
*	Assisted Living Concepts Inc. Class A	17,821	542
*	Neogen Corp.	15,845	536
*	Hanger Orthopedic Group Inc.	35,874	522
	Universal American Corp.	35,311	521
*,^ Cadence Pharmaceuticals Inc.		62,227	520
*	American Dental Partners Inc.	42,034	507
*	Cerus Corp.	129,838	499
*	Affymetrix Inc.	108,808	496
*	ICU Medical Inc.	13,252	494
*	Arqule Inc.	95,224	490
*	Angiodynamics Inc.	31,860	486
*	AVANIR Pharmaceuticals Inc.	152,015	485
*	Almost Family Inc.	16,177	479
*,^ MannKind Corp.		69,469	470
	Cantel Medical Corp.	28,669	464
*	Kindred Healthcare Inc.	34,725	452
*	Orthofix International NV	14,146	444
*	Zoll Medical Corp.	13,637	440
*	Healthways Inc.	37,502	437
*	Genomic Health Inc.	31,704	424
*	Array Biopharma Inc.	128,561	415
*	Inspire Pharmaceuticals Inc.	69,003	411
*,^ AVI BioPharma Inc.		221,179	407
*	Merit Medical Systems Inc.	25,578	406
*	Kensey Nash Corp.	14,031	405

*	Sun Healthcare Group Inc.	47,485	402
*	BioCryst Pharmaceuticals Inc.	81,143	401
*	Depomed Inc.	88,366	396
*	Sequenom Inc.	56,121	393
*	Accelrys Inc.	56,384	392
*	Medivation Inc.	29,952	389
*	Zymogenetics Inc.	39,491	385
*	AMN Healthcare Services Inc.	72,430	372
*	Molina Healthcare Inc.	13,750	371
*	RehabCare Group Inc.	18,113	366
	Atrion Corp.	2,308	364
*	BioScrip Inc.	70,135	362
*,^ Biodel Inc.		68,099	361
*	Anadys Pharmaceuticals Inc.	153,472	356
*	CryoLife Inc.	57,553	349
	Valeant Pharmaceuticals International Inc.	13,727	344
*,^ Delcath Systems Inc.		47,574	343
*	eResearchTechnology Inc.	45,597	341
*	Allied Healthcare International Inc.	135,012	338
*	Affymax Inc.	56,478	336
*	Capital Senior Living Corp.	61,232	326
*	Continucare Corp.	75,799	318
*	Cross Country Healthcare Inc.	44,267	318
*	Antigenics Inc.	314,513	311
*	Five Star Quality Care Inc.	59,524	301
*	Rigel Pharmaceuticals Inc.	35,654	300
	America Service Group Inc.	19,781	294
*	Exactech Inc.	17,833	291
*	PharMerica Corp.	30,067	287
*	Cutera Inc.	35,029	284
*	Insulet Corp.	19,422	275
*	NPS Pharmaceuticals Inc.	39,765	272
*	Albany Molecular Research Inc.	41,552	265
*	BMP Sunstone Corp.	34,793	264
*	Anika Therapeutics Inc.	43,731	264
*	Symmetry Medical Inc.	26,966	260
*	Alphatec Holdings Inc.	121,771	259
*	Alliance HealthCare Services Inc.	55,320	253
*,^ Cell Therapeutics Inc.		647,364	251
*	Chelsea Therapeutics International Ltd.	48,366	248
*	Cypress Bioscience Inc.	63,135	243
*	Cytokinetics Inc.	92,064	243
*	Select Medical Holdings Corp.	31,287	241
*	LHC Group Inc.	10,274	238
*	Quidel Corp.	21,277	234
*	SonoSite Inc.	6,972	234
*	NxStage Medical Inc.	12,228	234
*	Caliper Life Sciences Inc.	58,415	233
*,^ Arena Pharmaceuticals Inc.		148,199	233
*	Durect Corp.	87,225	222
*	Micromet Inc.	32,940	221
*	IPC The Hospitalist Co. Inc.	7,993	218
*	Targacept Inc.	9,520	213
*	Genoptix Inc.	14,930	212
*	Endologix Inc.	45,706	208
*	Emdeon Inc. Class A	16,800	205
*	Omnicell Inc.	15,566	204
*	Cynosure Inc. Class A	19,600	200

*	Ardea Biosciences Inc.	8,586	197
*,^ Alexza Pharmaceuticals Inc.		60,905	193
*	Protalix BioTherapeutics Inc.	21,775	189
*	XenoPort Inc.	26,532	189
*	Curis Inc.	137,305	188
*	Caraco Pharmaceutical Laboratories Ltd.	34,670	187
*	Res-Care Inc.	14,044	186
*	Pain Therapeutics Inc.	29,876	185
*	Immunomedics Inc.	54,965	177
	National Healthcare Corp.	4,638	172
*	Idenix Pharmaceuticals Inc.	54,528	169
*	Icad Inc.	95,853	169
*	Adolor Corp.	155,017	167
*	BioMimetic Therapeutics Inc.	14,542	166
*	KV Pharmaceutical Co. Class A	69,948	164
*	Opko Health Inc.	72,747	163
*	SurModics Inc.	13,658	163
*	Acadia Pharmaceuticals Inc.	177,778	162
*	Clarient Inc.	47,051	159
*	Dyax Corp.	66,289	157
*	Nabi Biopharmaceuticals	32,574	156
*	Triple-S Management Corp. Class B	9,216	155
*,^ Biosante Pharmaceuticals Inc.		92,127	155
*	Optimer Pharmaceuticals Inc.	15,913	146
*	Columbia Laboratories Inc.	130,796	143
*	Metabolix Inc.	11,313	142
*	Neurocrine Biosciences Inc.	22,959	139
*	Pozen Inc.	19,561	138
*	Palomar Medical Technologies Inc.	13,230	137
*	Celldex Therapeutics Inc.	34,038	136
*	OraSure Technologies Inc.	33,609	136
*,^ Cytori Therapeutics Inc.		27,510	135
*,^ GTx Inc.		38,110	131
*	Ligand Pharmaceuticals Inc. Class B	82,454	130
*	IRIS International Inc.	13,438	129
*	AtriCure Inc.	15,800	125
*	Lexicon Pharmaceuticals Inc.	78,062	125
*	Medcath Corp.	12,390	125
*	US Physical Therapy Inc.	7,364	123
*	Harvard Bioscience Inc.	32,348	123
*	PDI Inc.	13,965	122
*	Sunrise Senior Living Inc.	35,487	122
*	Medical Action Industries Inc.	13,400	121
*	Corcept Therapeutics Inc.	30,858	120
*	BioClinica Inc.	33,629	120
*	LCA-Vision Inc.	19,487	109
*	Furiex Pharmaceuticals Inc.	9,516	107
*	Cambrex Corp.	24,966	106
*	Merge Healthcare Inc.	35,735	104
*	AGA Medical Holdings Inc.	7,155	100
*	Maxygen Inc.	17,251	100
*	Matrixx Initiatives Inc.	19,418	99
*	Novavax Inc.	44,611	98
*	Arrowhead Research Corp.	92,660	97
*	Animal Health International Inc.	35,189	97
*	Nighthawk Radiology Holdings Inc.	15,154	97
*	Rochester Medical Corp.	8,732	95
*	Vital Images Inc.	7,125	94

*	Progenics Pharmaceuticals Inc.	17,277	87
*	Medidata Solutions Inc.	4,350	84
*	Pharmacyclics Inc.	10,359	83
*	Myrexis Inc.	21,508	83
*	Biolase Technology Inc.	70,161	82
*	CPEX Pharmaceuticals Inc.	3,415	79
*	Spectranetics Corp.	14,143	77
*	Insmed Inc.	104,650	75
*	Providence Service Corp.	4,531	74
*	CytRx Corp.	91,582	69
*	Vascular Solutions Inc.	5,686	65
*,^ Biotime Inc.		13,700	65
*	Orthovita Inc.	28,262	64
*	Aastrom Biosciences Inc.	40,834	63
*	Staar Surgical Co.	11,213	61
*	Digirad Corp.	29,288	60
	Ensign Group Inc.	3,300	59
*	Osteotech Inc.	8,935	58
*	Enzo Biochem Inc.	14,711	56
*	Discovery Laboratories Inc.	259,554	56
*	Rural/Metro Corp.	6,345	54
*	Kendle International Inc.	5,707	53
*	RTI Biologics Inc.	20,090	53
*	GenVec Inc.	86,742	52
*	Osiris Therapeutics Inc.	7,100	52
*	Bovie Medical Corp.	22,301	48
*,^ BSD Medical Corp.		15,000	48
*	Hemispherx Biopharma Inc.	84,882	48
*	Cardiac Science Corp.	25,269	45
*	Mediware Information Systems	4,270	45
*	MAKO Surgical Corp.	4,500	43
	Psychemedics Corp.	4,628	43
*	Hooper Holmes Inc.	58,824	41
*	ISTA Pharmaceuticals Inc.	9,776	40
*	American Caresource Holdings Inc.	25,682	38
*	SIGA Technologies Inc.	4,397	37
*	Jazz Pharmaceuticals Inc.	3,445	37
*	Hi-Tech Pharmacal Co. Inc.	1,800	36
*	Sciclone Pharmaceuticals Inc.	13,095	35
*	Stereotaxis Inc.	8,300	34
*	Idera Pharmaceuticals Inc.	10,285	34
*	Sangamo Biosciences Inc.	9,647	33
*	Synovis Life Technologies Inc.	2,100	31
*	SuperGen Inc.	14,785	31
*	Infinity Pharmaceuticals Inc.	5,218	29
*	Vanda Pharmaceuticals Inc.	4,252	28
*	Spectrum Pharmaceuticals Inc.	6,800	28
*	Santarus Inc.	9,196	28
*	ThermoGenesis Corp.	9,401	27
*	Chindex International Inc.	1,800	27
*	Cel-Sci Corp.	42,400	27
*	China Biologic Products Inc.	2,511	25
*	Theragenics Corp.	18,231	23
*	Keryx Biopharmaceuticals Inc.	4,700	23
*	Zalicus Inc.	17,331	23
*	TomoTherapy Inc.	6,200	22
*	MAP Pharmaceuticals Inc.	1,400	21
*	AspenBio Pharma Inc.	41,854	21

*	RadNet Inc.	8,733	21
*	Medtox Scientific Inc.	1,800	21
*	Health Grades Inc.	2,500	20
*	CardioNet Inc.	4,400	20
*	Orexigen Therapeutics Inc.	3,200	19
*	Repligen Corp.	5,551	19
*	Transcend Services Inc.	1,200	18
*	OTIX Global Inc.	1,728	18
*	Vical Inc.	7,842	17
*	Metropolitan Health Networks Inc.	4,186	16
*	Obagi Medical Products Inc.	1,500	16
*	Telik Inc.	21,589	16
*	ARCA Biopharma Inc.	4,031	15
*	Arcadia Resources Inc.	38,500	15
*	StemCells Inc.	17,974	15
*	Peregrine Pharmaceuticals Inc.	9,467	14
*	Capstone Therapeutics Corp.	14,989	14
*	Dynavax Technologies Corp.	7,379	14
*	Skilled Healthcare Group Inc.	3,000	12
*	Hansen Medical Inc.	8,149	12
*,^ ADVENTRX Pharmaceuticals Inc.		5,516	11
	Young Innovations Inc.	377	11
*	Orchid Cellmark Inc.	6,213	10
*	Amicus Therapeutics Inc.	2,400	9
*	Entremed Inc.	2,101	8
*	EnteroMedics Inc.	4,462	8
*	IVAX Diagnostics Inc.	10,266	6
*	Cardica Inc.	2,775	6
*	Strategic Diagnostics Inc.	3,632	6
*	XOMA Ltd.	1,903	6
*	ARYx Therapeutics Inc.	13,400	5
*	CombiMatrix Corp.	2,300	5
*	RXi Pharmaceuticals Corp.	1,626	5
*,^ OXiGENE Inc.		11,910	3
*	SCOLR Pharma Inc.	4,100	2
*	NovaMed Inc.	206	2
*	NMT Medical Inc.	3,896	2
*	Heska Corp.	2,582	1
*	EpiCept Corp.	1,325	1
*	ProPhase Labs Inc.	400	1
			1,653,065
Industrials (11.2%)
	General Electric Co.	11,653,129	189,363
	United Technologies Corp.	967,668	68,927
	3M Co.	739,447	64,117
	Caterpillar Inc.	685,763	53,956
	United Parcel Service Inc. Class B	786,375	52,443
	Boeing Co.	745,701	49,619
	Union Pacific Corp.	552,276	45,176
	Emerson Electric Co.	822,163	43,295
	Honeywell International Inc.	794,610	34,915
	Deere & Co.	463,790	32,363
	FedEx Corp.	324,741	27,765
	Lockheed Martin Corp.	346,817	24,721
	Danaher Corp.	602,487	24,467
	Norfolk Southern Corp.	403,928	24,038
	CSX Corp.	424,913	23,506

General Dynamics Corp.	357,908	22,480
Illinois Tool Works Inc.	466,210	21,921
Tyco International Ltd.	561,616	20,628
Precision Castparts Corp.	155,213	19,766
Northrop Grumman Corp.	313,989	19,037
Raytheon Co.	415,918	19,012
Cummins Inc.	207,978	18,839
Waste Management Inc.	500,927	17,903
PACCAR Inc.	358,468	17,260
Eaton Corp.	173,743	14,332
CH Robinson Worldwide Inc.	190,279	13,304
Republic Services Inc. Class A	417,840	12,740
Ingersoll-Rand plc	351,898	12,566
Parker Hannifin Corp.	175,990	12,330
Expeditors International of Washington Inc.	232,684	10,757
Dover Corp.	204,162	10,659
Southwest Airlines Co.	814,729	10,649
Goodrich Corp.	136,778	10,085
* Delta Air Lines Inc.	864,319	10,061
Rockwell Collins Inc.	171,993	10,019
Fluor Corp.	195,387	9,678
Rockwell Automation Inc.	155,659	9,609
L-3 Communications Holdings Inc.	126,258	9,125
Cooper Industries plc	182,802	8,945
ITT Corp.	190,289	8,911
WW Grainger Inc.	67,739	8,068
Joy Global Inc.	112,288	7,896
Fastenal Co.	144,797	7,702
Roper Industries Inc.	102,805	6,701
Flowserve Corp.	61,175	6,694
Textron Inc.	299,088	6,149
* Stericycle Inc.	87,687	6,093
Bucyrus International Inc. Class A	84,097	5,832
AMETEK Inc.	116,387	5,560
Pall Corp.	127,864	5,324
* Jacobs Engineering Group Inc.	136,804	5,294
Pitney Bowes Inc.	227,085	4,855
Manpower Inc.	89,598	4,677
Iron Mountain Inc.	199,685	4,461
* Quanta Services Inc.	230,370	4,395
* UAL Corp.	183,623	4,339
Masco Corp.	393,816	4,336
KBR Inc.	175,261	4,318
Equifax Inc.	138,135	4,310
* Kansas City Southern	111,250	4,162
Cintas Corp.	150,120	4,136
Dun & Bradstreet Corp.	54,991	4,077
Robert Half International Inc.	155,974	4,055
Avery Dennison Corp.	108,457	4,026
* AGCO Corp.	101,507	3,960
RR Donnelley & Sons Co.	225,768	3,829
* Continental Airlines Inc. Class B	152,847	3,797
Donaldson Co. Inc.	79,933	3,767
Pentair Inc.	108,740	3,657
JB Hunt Transport Services Inc.	105,237	3,652
SPX Corp.	55,029	3,482
Timken Co.	90,677	3,478
* URS Corp.	91,283	3,467

* Verisk Analytics Inc. Class A	123,678	3,464
* Foster Wheeler AG	139,344	3,408
* Owens Corning	126,227	3,235
* Waste Connections Inc.	81,264	3,223
* BE Aerospace Inc.	106,147	3,217
TransDigm Group Inc.	51,598	3,202
IDEX Corp.	89,531	3,179
* Corrections Corp. of America	127,082	3,136
* Shaw Group Inc.	92,950	3,119
* IHS Inc. Class A	45,794	3,114
Gardner Denver Inc.	57,810	3,103
* Navistar International Corp.	70,527	3,078
* WABCO Holdings Inc.	70,987	2,977
Snap-On Inc.	63,736	2,964
Hubbell Inc. Class B	58,228	2,955
Kennametal Inc.	90,097	2,787
Towers Watson & Co. Class A	56,600	2,784
* Alliant Techsystems Inc.	36,416	2,746
* Terex Corp.	119,759	2,745
Lincoln Electric Holdings Inc.	46,996	2,717
* Babcock & Wilcox Co.	126,827	2,699
* Oshkosh Corp.	98,081	2,697
MSC Industrial Direct Co. Class A	49,467	2,673
* Hertz Global Holdings Inc.	247,547	2,622
* Copart Inc.	78,987	2,604
Wabtec Corp.	52,924	2,529
Ryder System Inc.	58,917	2,520
Nordson Corp.	33,857	2,495
Regal-Beloit Corp.	42,495	2,494
* Aecom Technology Corp.	100,266	2,432
* Thomas & Betts Corp.	57,649	2,365
* Spirit Aerosystems Holdings Inc. Class A	115,968	2,311
* AMR Corp.	363,202	2,277
Covanta Holding Corp.	144,431	2,275
* Kirby Corp.	56,560	2,266
Lennox International Inc.	52,326	2,181
Harsco Corp.	88,717	2,181
CLARCOR Inc.	55,617	2,148
Landstar System Inc.	55,249	2,134
* GrafTech International Ltd.	135,806	2,123
Acuity Brands Inc.	47,939	2,121
Graco Inc.	66,827	2,120
Crane Co.	55,353	2,100
Toro Co.	37,093	2,086
Woodward Governor Co.	63,507	2,059
Carlisle Cos. Inc.	67,108	2,010
* Alaska Air Group Inc.	38,925	1,986
Baldor Electric Co.	49,041	1,981
Trinity Industries Inc.	87,389	1,946
* Hexcel Corp.	106,906	1,902
* Esterline Technologies Corp.	32,944	1,885
* Genesee & Wyoming Inc. Class A	42,756	1,855
Con-way Inc.	59,361	1,840
* WESCO International Inc.	46,808	1,839
* JetBlue Airways Corp.	273,908	1,832
* EMCOR Group Inc.	73,127	1,798
* FTI Consulting Inc.	51,793	1,797
UTi Worldwide Inc.	110,868	1,783

	Manitowoc Co. Inc.	144,687	1,752
*	Clean Harbors Inc.	25,852	1,751
*	Geo Group Inc.	74,547	1,741
	Actuant Corp. Class A	74,884	1,719
	Valmont Industries Inc.	23,236	1,682
*	US Airways Group Inc.	177,690	1,644
	AO Smith Corp.	27,958	1,619
*	Teledyne Technologies Inc.	39,982	1,592
	Alexander & Baldwin Inc.	45,359	1,580
	Brady Corp. Class A	53,857	1,571
*	General Cable Corp.	57,456	1,558
	Watsco Inc.	27,868	1,552
*	Moog Inc. Class A	43,222	1,535
	Curtiss-Wright Corp.	50,584	1,533
*	ArvinMeritor Inc.	97,531	1,516
	GATX Corp.	51,086	1,498
*,^ American Superconductor Corp.		46,998	1,462
*	Atlas Air Worldwide Holdings Inc.	28,525	1,435
	HNI Corp.	49,807	1,432
*	Dollar Thrifty Automotive Group Inc.	28,479	1,428
*	Tetra Tech Inc.	68,069	1,427
*	United Stationers Inc.	26,667	1,427
	Triumph Group Inc.	18,458	1,377
	Belden Inc.	51,508	1,359
	Knight Transportation Inc.	69,038	1,335
*	Avis Budget Group Inc.	113,165	1,318
	Applied Industrial Technologies Inc.	42,021	1,286
*	EnerSys	51,410	1,284
	Kaydon Corp.	36,438	1,261
*	Middleby Corp.	19,497	1,236
	Brink's Co.	52,849	1,216
*	HUB Group Inc. Class A	41,140	1,204
	Corporate Executive Board Co.	37,807	1,193
*	Old Dominion Freight Line Inc.	46,241	1,175
	Herman Miller Inc.	59,612	1,173
	Rollins Inc.	49,301	1,153
*	DigitalGlobe Inc.	37,845	1,151
	Simpson Manufacturing Co. Inc.	43,590	1,124
	Watts Water Technologies Inc. Class A	32,622	1,111
	Barnes Group Inc.	62,766	1,104
	Mueller Industries Inc.	41,525	1,100
	Deluxe Corp.	56,631	1,083
*	II-VI Inc.	28,825	1,076
	Werner Enterprises Inc.	51,807	1,062
	ABM Industries Inc.	48,635	1,050
	Briggs & Stratton Corp.	55,149	1,048
	Healthcare Services Group Inc.	45,830	1,044
*	CoStar Group Inc.	21,428	1,044
*	USG Corp.	76,777	1,013
*	Insituform Technologies Inc. Class A	41,757	1,010
	Administaff Inc.	37,037	997
	Interface Inc. Class A	69,878	994
	Mine Safety Appliances Co.	36,406	987
*	Advisory Board Co.	22,231	982
*	AirTran Holdings Inc.	128,581	945
	Franklin Electric Co. Inc.	28,395	942
*	Acacia Research - Acacia Technologies	53,068	934
	ESCO Technologies Inc.	28,049	933

* Polypore International Inc.	30,590	923
* Orbital Sciences Corp.	60,270	922
Granite Construction Inc.	39,732	904
* Macquarie Infrastructure Co. LLC	57,182	886
* Armstrong World Industries Inc.	21,348	886
Knoll Inc.	57,120	886
Skywest Inc.	62,969	879
* Blount International Inc.	67,409	858
Heartland Express Inc.	57,156	850
Albany International Corp.	44,871	849
American Science & Engineering Inc.	11,274	830
CIRCOR International Inc.	25,966	821
AZZ Inc.	19,059	816
* Ceradyne Inc.	34,701	810
* ATC Technology Corp.	31,221	772
Robbins & Myers Inc.	28,667	768
* AAR Corp.	41,118	767
Forward Air Corp.	29,123	757
Raven Industries Inc.	19,759	749
* Astec Industries Inc.	26,002	742
Badger Meter Inc.	17,562	711
* Beacon Roofing Supply Inc.	47,783	696
* Mobile Mini Inc.	45,264	694
* Altra Holdings Inc.	46,906	691
* GeoEye Inc.	17,061	691
Arkansas Best Corp.	28,295	686
Kaman Corp.	26,113	684
Comfort Systems USA Inc.	63,407	680
Cubic Corp.	16,624	678
* Colfax Corp.	45,473	676
Aircastle Ltd.	79,645	675
* Layne Christensen Co.	26,065	675
Marten Transport Ltd.	28,897	670
* Chart Industries Inc.	32,343	659
Allegiant Travel Co. Class A	15,531	657
* Consolidated Graphics Inc.	15,694	651
* Interline Brands Inc.	35,605	642
* MasTec Inc.	62,062	640
Applied Signal Technology Inc.	25,682	639
* Ladish Co. Inc.	20,506	638
* United Rentals Inc.	42,864	636
HEICO Corp. Class A	18,348	625
* Amerco Inc.	7,821	622
* Korn/Ferry International	37,264	616
* ACCO Brands Corp.	106,822	614
Mueller Water Products Inc. Class A	201,220	608
Resources Connection Inc.	43,680	601
* RBC Bearings Inc.	17,319	589
Bowne & Co. Inc.	51,358	582
* SYKES Enterprises Inc.	42,688	580
* Griffon Corp.	47,522	579
Quanex Building Products Corp.	33,189	573
* Navigant Consulting Inc.	48,959	569
Ameron International Corp.	8,259	561
* Celadon Group Inc.	40,005	552
* EnerNOC Inc.	17,315	544
* Air Transport Services Group Inc.	87,648	534
* American Railcar Industries Inc.	33,881	531

*	Greenbrier Cos. Inc.	33,819	527
	AAON Inc.	22,302	525
*	Dycom Industries Inc.	51,944	519
*	Advanced Battery Technologies Inc.	143,373	515
	Universal Forest Products Inc.	17,424	510
*	Powell Industries Inc.	16,287	507
*	CBIZ Inc.	85,002	504
	EnergySolutions Inc.	100,172	504
	Cascade Corp.	15,831	503
	Ampco-Pittsburgh Corp.	19,952	495
*	Tutor Perini Corp.	24,395	490
*	Genco Shipping & Trading Ltd.	30,245	482
*	Sensata Technologies Holding NV	23,800	470
	Seaboard Corp.	262	464
	TAL International Group Inc.	18,956	459
*	American Reprographics Co.	57,961	455
	Unifirst Corp.	10,278	454
*	Huron Consulting Group Inc.	20,469	450
*	Rush Enterprises Inc. Class A	29,310	450
	Ducommun Inc.	20,417	445
	G&K Services Inc. Class A	19,313	442
*,^ A123 Systems Inc.		49,158	441
*	TrueBlue Inc.	31,233	426
	CDI Corp.	32,943	426
	Tredegar Corp.	22,325	424
*	RSC Holdings Inc.	55,687	415
*	EnPro Industries Inc.	13,011	407
	Ennis Inc.	22,740	407
*	Franklin Covey Co.	50,978	405
*	Michael Baker Corp.	12,295	405
	Dynamic Materials Corp.	26,483	400
	Standex International Corp.	16,275	394
	Aceto Corp.	57,882	393
	US Ecology Inc.	24,441	391
	Alamo Group Inc.	17,466	390
*	GenCorp Inc.	78,714	387
	Titan International Inc.	28,502	387
	Steelcase Inc. Class A	46,355	386
	Barrett Business Services Inc.	24,895	378
	NACCO Industries Inc. Class A	4,284	374
*	Fushi Copperweld Inc.	43,039	374
	Lindsay Corp.	8,603	373
*	APAC Customer Services Inc.	62,276	352
*	Exponent Inc.	10,478	352
	Apogee Enterprises Inc.	38,220	350
	Gorman-Rupp Co.	12,662	349
*	American Commercial Lines Inc.	12,471	348
*	Pacer International Inc.	56,698	342
*	Trex Co. Inc.	17,944	342
*	Kforce Inc.	24,925	342
	Tennant Co.	10,995	340
	International Shipholding Corp.	11,809	333
*	Cenveo Inc.	63,856	321
	Miller Industries Inc.	23,159	313
	McGrath Rentcorp	13,057	313
*	On Assignment Inc.	59,465	312
	American Woodmark Corp.	17,430	309
*	M&F Worldwide Corp.	12,210	297

*	Commercial Vehicle Group Inc.	29,130	297
	Houston Wire & Cable Co.	29,279	294
*	Republic Airways Holdings Inc.	34,394	285
*,^ China BAK Battery Inc.		152,717	278
	Heidrick & Struggles International Inc.	13,925	271
*	Active Power Inc.	202,218	269
*	Sauer-Danfoss Inc.	12,564	267
	Encore Wire Corp.	12,935	265
*	NN Inc.	31,792	262
*	Aerovironment Inc.	11,747	261
*	Broadwind Energy Inc.	139,532	261
*	Columbus McKinnon Corp.	15,367	255
*	Hawaiian Holdings Inc.	42,242	253
*	Force Protection Inc.	50,122	253
*	Orion Marine Group Inc.	20,336	252
*	H&E Equipment Services Inc.	31,465	251
	John Bean Technologies Corp.	15,329	247
*	PAM Transportation Services Inc.	19,559	246
	Intersections Inc.	26,006	242
*	PowerSecure International Inc.	26,002	241
*	CRA International Inc.	13,235	239
*	Covenant Transportation Group Inc. Class A	31,905	238
*	GP Strategies Corp.	25,900	235
*	Furmanite Corp.	48,235	235
*	Builders FirstSource Inc.	103,207	235
*	Eagle Bulk Shipping Inc.	44,531	232
*	LB Foster Co. Class A	7,918	229
*	United Capital Corp.	9,377	228
	Graham Corp.	14,400	223
	Federal Signal Corp.	40,981	221
	Courier Corp.	15,462	220
*	Flow International Corp.	83,413	219
	Great Lakes Dredge & Dock Corp.	37,490	218
*	BlueLinx Holdings Inc.	54,233	216
*	Herley Industries Inc.	12,997	214
*,^ Harbin Electric Inc.		11,926	213
*	Northwest Pipe Co.	12,191	213
*	Wabash National Corp.	26,209	212
*	Hawk Corp. Class A	4,900	212
*	Kelly Services Inc. Class A	18,073	212
*	Kratos Defense & Security Solutions Inc.	19,602	209
*	Casella Waste Systems Inc. Class A	48,497	204
	Viad Corp.	10,338	200
	Sun Hydraulics Corp.	7,060	199
*	Park-Ohio Holdings Corp.	14,701	196
*	Dolan Co.	17,137	195
*	DXP Enterprises Inc.	10,044	191
*	Lydall Inc.	25,901	191
*	ExpressJet Holdings Inc.	28,042	187
*	Gibraltar Industries Inc.	19,873	178
*	ICF International Inc.	7,116	178
*	Thermadyne Holdings Corp.	12,200	172
*	Dynamex Inc.	11,256	172
*	3D Systems Corp.	10,923	172
	Hardinge Inc.	22,327	171
*	KAR Auction Services Inc.	13,532	171
*	Taser International Inc.	43,819	170
*	Pinnacle Airlines Corp.	29,810	162

*	Kadant Inc.	8,297	157
*	MYR Group Inc.	9,468	155
*	Team Inc.	8,864	153
*	Capstone Turbine Corp.	193,812	150
	Vicor Corp.	10,210	149
	LSI Industries Inc.	23,206	149
	Horizon Lines Inc. Class A	33,592	141
*	FuelCell Energy Inc.	113,930	140
*	SFN Group Inc.	22,693	136
*	China Fire & Security Group Inc.	16,700	135
*	School Specialty Inc.	10,347	135
	Todd Shipyards Corp.	8,929	135
	Multi-Color Corp.	8,496	131
	Insteel Industries Inc.	14,200	128
*	Astronics Corp.	7,165	125
*	LaBarge Inc.	10,000	125
*	Amrep Corp.	9,968	123
*	Fuel Tech Inc.	18,500	116
*	Quality Distribution Inc.	18,134	116
*,^ YRC Worldwide Inc.		460,415	115
	Lawson Products Inc.	7,505	115
	Met-Pro Corp.	11,172	113
	Kimball International Inc. Class B	16,424	96
*	Ceco Environmental Corp.	15,932	95
*,^ Ener1 Inc.		25,510	94
	HEICO Corp.	2,028	93
*	Saia Inc.	6,115	91
	FreightCar America Inc.	3,642	90
*	Hudson Highland Group Inc.	25,935	89
*	Sterling Construction Co. Inc.	7,103	88
*	Innovative Solutions & Support Inc.	17,418	85
	LS Starrett Co. Class A	8,136	85
*	Standard Parking Corp.	4,834	83
*	Pike Electric Corp.	11,260	82
*,^ Ascent Solar Technologies Inc.		25,100	79
	Eastern Co.	4,758	78
*	LMI Aerospace Inc.	4,860	77
*	Tecumseh Products Co. Class A	6,572	75
*	Metalico Inc.	19,523	75
*	UQM Technologies Inc.	29,004	74
*	Odyssey Marine Exploration Inc.	40,262	74
*	Innerworkings Inc.	11,095	73
*	NCI Building Systems Inc.	7,638	73
	Schawk Inc. Class A	3,900	72
*	Frozen Food Express Industries	24,405	68
*	Titan Machinery Inc.	4,100	67
*	CAI International Inc.	4,200	64
*	Hurco Cos. Inc.	3,500	63
*	Willis Lease Finance Corp.	6,149	62
*	TBS International PLC Class A	11,000	61
*	Applied Energetics Inc.	53,145	60
*	Magnetek Inc.	43,974	58
*	USA Truck Inc.	3,700	55
*,^ Valence Technology Inc.		47,372	54
*	WCA Waste Corp.	11,166	54
*	PMFG Inc.	3,100	53
	Preformed Line Products Co.	1,500	52
*	Arotech Corp.	23,478	43

*	Plug Power Inc.	109,686	42
*	Ultralife Corp.	9,557	42
*	Akeena Solar Inc.	68,940	42
*	Ocean Power Technologies Inc.	7,600	39
*	Trimas Corp.	2,618	39
*	Energy Recovery Inc.	10,787	39
*	Sypris Solutions Inc.	12,378	38
*,^ Hoku Corp.		13,493	37
*	Beacon Power Corp.	122,700	36
*	Hill International Inc.	7,800	35
*	Volt Information Sciences Inc.	4,579	33
*	China Architectural Engineering Inc.	49,392	33
*	SmartHeat Inc.	5,100	32
*	Perma-Fix Environmental Services	18,664	31
*	Innovaro Inc.	33,901	31
*	Innotrac Corp.	28,417	26
*	Satcon Technology Corp.	6,800	26
*	Document Security Systems Inc.	7,400	25
*	Argan Inc.	2,600	24
*	Lihua International Inc.	2,500	22
*	RailAmerica Inc.	2,200	21
*	TRC Cos. Inc.	7,654	19
*	C&D Technologies Inc.	59,459	18
	Standard Register Co.	5,673	17
	Virco Manufacturing	5,113	14
*	Orion Energy Systems Inc.	4,313	14
	Superior Uniform Group Inc.	1,093	10
	Omega Flex Inc.	600	9
	Twin Disc Inc.	600	8
*	LECG Corp.	6,536	7
*	Rush Enterprises Inc. Class B	403	6
*	AT Cross Co. Class A	907	6
*	US Home Systems Inc.	1,757	5
*	Sparton Corp.	700	4
*	Wuhan General Group China Inc.	2,400	3
*	SL Industries Inc.	100	1
*	Universal Truckload Services Inc.	57	1
*	Integrated Electrical Services Inc.	200	1
			1,572,650
Information Technology (18.7%)
*	Apple Inc.	993,172	281,813
	Microsoft Corp.	8,608,925	210,833
	International Business Machines Corp.	1,399,843	187,775
*	Google Inc. Class A	268,118	140,974
*	Cisco Systems Inc.	6,234,822	136,543
	Oracle Corp.	4,383,449	117,696
	Intel Corp.	6,074,126	116,805
	Hewlett-Packard Co.	2,560,069	107,702
	QUALCOMM Inc.	1,790,730	80,798
*	EMC Corp.	2,244,049	45,577
	Visa Inc. Class A	540,288	40,122
	Texas Instruments Inc.	1,334,231	36,211
*	eBay Inc.	1,284,092	31,332
	Corning Inc.	1,703,785	31,145
	Accenture PLC Class A	695,427	29,549
*	Dell Inc.	1,923,870	24,933
	Mastercard Inc. Class A	108,888	24,391

	Automatic Data Processing Inc.	549,081	23,078
*	Cognizant Technology Solutions Corp. Class A	326,806	21,069
*	Motorola Inc.	2,410,318	20,560
*	Yahoo! Inc.	1,436,413	20,354
*	NetApp Inc.	376,162	18,729
*	Juniper Networks Inc.	574,297	17,430
	Applied Materials Inc.	1,466,360	17,127
	Broadcom Corp. Class A	481,074	17,025
	Xerox Corp.	1,505,478	15,582
*	Adobe Systems Inc.	574,638	15,027
	Tyco Electronics Ltd.	494,997	14,464
*	Intuit Inc.	325,649	14,267
*	Salesforce.com Inc.	126,356	14,127
*	Citrix Systems Inc.	202,680	13,831
*	Symantec Corp.	874,272	13,263
	Western Union Co.	734,890	12,986
*	Agilent Technologies Inc.	380,583	12,700
*	Marvell Technology Group Ltd.	598,942	10,487
	Analog Devices Inc.	326,092	10,233
	Altera Corp.	330,075	9,955
	Paychex Inc.	355,950	9,785
	CA Inc.	450,055	9,505
*	Akamai Technologies Inc.	188,154	9,442
	Amphenol Corp. Class A	189,380	9,276
*	SanDisk Corp.	251,014	9,200
*	F5 Networks Inc.	87,653	9,099
*	Fiserv Inc.	167,003	8,988
*,^ First Solar Inc.		60,621	8,933
*	Red Hat Inc.	206,390	8,462
*	McAfee Inc.	170,731	8,069
*	BMC Software Inc.	198,640	8,041
*	Autodesk Inc.	250,369	8,004
	Xilinx Inc.	299,639	7,973
	Computer Sciences Corp.	168,792	7,764
	Linear Technology Corp.	245,265	7,537
	Fidelity National Information Services Inc.	272,442	7,391
*	NVIDIA Corp.	626,215	7,314
*	Western Digital Corp.	250,795	7,120
*	Micron Technology Inc.	978,822	7,057
*	Teradata Corp.	182,652	7,043
*	SAIC Inc.	423,146	6,762
	KLA-Tencor Corp.	185,988	6,552
*	VMware Inc. Class A	76,936	6,535
*	VeriSign Inc.	200,710	6,371
	Microchip Technology Inc.	201,600	6,340
	Harris Corp.	142,067	6,292
*	Seagate Technology plc	533,391	6,283
	Maxim Integrated Products Inc.	330,889	6,125
*	Cree Inc.	111,669	6,063
*	Electronic Arts Inc.	360,719	5,927
*	Lam Research Corp.	138,468	5,795
*	Rovi Corp.	111,576	5,625
*	Flextronics International Ltd.	891,528	5,385
*	Equinix Inc.	47,715	4,884
*	Hewitt Associates Inc. Class A	96,700	4,877
*	Trimble Navigation Ltd.	132,741	4,651
*	Avnet Inc.	165,708	4,476
*	Advanced Micro Devices Inc.	625,710	4,449

*	FLIR Systems Inc.	167,823	4,313
*	ANSYS Inc.	99,003	4,183
*	Synopsys Inc.	163,892	4,060
*	Atmel Corp.	504,202	4,013
*	Skyworks Solutions Inc.	193,475	4,001
*	Nuance Communications Inc.	254,696	3,983
	Factset Research Systems Inc.	48,285	3,917
*	Informatica Corp.	100,137	3,846
*	Lexmark International Inc. Class A	85,873	3,832
	Global Payments Inc.	89,044	3,819
*	Alliance Data Systems Corp.	58,182	3,797
*	MICROS Systems Inc.	87,608	3,708
*	Arrow Electronics Inc.	133,818	3,577
	Lender Processing Services Inc.	104,509	3,473
	Broadridge Financial Solutions Inc.	150,050	3,432
	Solera Holdings Inc.	77,165	3,408
*	ON Semiconductor Corp.	469,765	3,387
	National Semiconductor Corp.	260,215	3,323
*	Dolby Laboratories Inc. Class A	57,935	3,291
*	LSI Corp.	714,611	3,259
*	TIBCO Software Inc.	181,600	3,222
	Jabil Circuit Inc.	215,879	3,111
*	Ingram Micro Inc.	182,231	3,072
*	Riverbed Technology Inc.	66,606	3,036
*	JDS Uniphase Corp.	240,985	2,986
	Tellabs Inc.	400,141	2,981
*	WebMD Health Corp.	59,464	2,965
*	MEMC Electronic Materials Inc.	248,622	2,964
*	VeriFone Systems Inc.	93,566	2,907
*	AOL Inc.	116,648	2,887
*	IAC/InterActiveCorp	108,954	2,862
*	Brocade Communications Systems Inc.	485,432	2,835
	Total System Services Inc.	184,863	2,817
*	Novellus Systems Inc.	104,986	2,791
*	Itron Inc.	44,435	2,721
*	Avago Technologies Ltd.	118,652	2,671
*,^ Rackspace Hosting Inc.		102,780	2,670
*	Rambus Inc.	125,141	2,608
*	Polycom Inc.	93,931	2,562
*	Parametric Technology Corp.	127,901	2,499
*	Gartner Inc.	84,791	2,496
*	CommScope Inc.	104,107	2,471
*	NCR Corp.	176,641	2,408
*	Varian Semiconductor Equipment Associates Inc.	82,215	2,366
*	Concur Technologies Inc.	46,773	2,312
*	Cadence Design Systems Inc.	297,765	2,272
*	Novell Inc.	380,265	2,270
*	Tech Data Corp.	56,164	2,263
	Molex Inc. Class A	129,440	2,263
	Diebold Inc.	72,683	2,260
	Jack Henry & Associates Inc.	88,594	2,259
*	Teradyne Inc.	196,721	2,191
	ADTRAN Inc.	61,694	2,178
*	QLogic Corp.	122,900	2,168
*	Cypress Semiconductor Corp.	171,626	2,159
*	Zebra Technologies Corp.	63,653	2,141
*	MercadoLibre Inc.	29,204	2,108
*	Compuware Corp.	245,962	2,098

	National Instruments Corp.	64,074	2,093
*	NeuStar Inc. Class A	82,633	2,054
*	Atheros Communications Inc.	77,079	2,031
	CoreLogic Inc.	101,476	1,944
*	Sohu.com Inc.	33,406	1,925
*	Genpact Ltd.	107,462	1,905
*	Ariba Inc.	99,042	1,872
*	VistaPrint NV	48,203	1,863
	DST Systems Inc.	41,232	1,849
*	PMC - Sierra Inc.	250,265	1,842
*	Vishay Intertechnology Inc.	189,809	1,837
	Plantronics Inc.	53,848	1,819
*	Silicon Laboratories Inc.	48,169	1,765
*	RF Micro Devices Inc.	280,874	1,725
*	Aruba Networks Inc.	80,585	1,720
*	Netlogic Microsystems Inc.	62,154	1,714
*	Monster Worldwide Inc.	132,047	1,711
*	Anixter International Inc.	31,567	1,704
*	Quest Software Inc.	69,044	1,698
*	International Rectifier Corp.	77,928	1,644
*	TriQuint Semiconductor Inc.	170,984	1,641
*	Viasat Inc.	39,617	1,629
	Intersil Corp. Class A	136,315	1,594
*	Ciena Corp.	102,012	1,588
*	Microsemi Corp.	91,451	1,568
*,^ Veeco Instruments Inc.		44,386	1,548
*	Progress Software Corp.	46,524	1,540
*	GSI Commerce Inc.	61,655	1,523
*	CACI International Inc. Class A	33,353	1,510
*	Digital River Inc.	43,681	1,487
*	Netezza Corp.	54,232	1,462
*	Wright Express Corp.	40,620	1,451
*	InterDigital Inc.	48,404	1,433
*	Convergys Corp.	136,252	1,424
	Sapient Corp.	118,321	1,416
*	Arris Group Inc.	142,072	1,388
*	Finisar Corp.	73,523	1,381
*	Semtech Corp.	68,415	1,381
*	ADC Telecommunications Inc.	106,854	1,354
*	Omnivision Technologies Inc.	57,433	1,323
*	Acxiom Corp.	83,412	1,323
*	Lawson Software Inc.	154,085	1,305
*	Plexus Corp.	44,453	1,305
*	SuccessFactors Inc.	51,895	1,303
*	Fairchild Semiconductor International Inc. Class A	138,385	1,301
*	Unisys Corp.	46,595	1,300
*	Blackboard Inc.	35,817	1,291
*	Hittite Microwave Corp.	26,857	1,280
*	Acme Packet Inc.	33,440	1,269
*	Cirrus Logic Inc.	70,324	1,255
*	Mentor Graphics Corp.	117,546	1,242
	Fair Isaac Corp.	50,334	1,241
*,^ Ebix Inc.		52,584	1,233
*	ArcSight Inc.	28,129	1,225
	Syntel Inc.	27,460	1,222
	Blackbaud Inc.	49,437	1,188
	MAXIMUS Inc.	19,257	1,186
*	j2 Global Communications Inc.	49,815	1,185

*	CommVault Systems Inc.	45,213	1,177
*	ValueClick Inc.	89,632	1,172
*	Cymer Inc.	31,518	1,169
*	TiVo Inc.	127,257	1,153
*	Taleo Corp. Class A	39,498	1,145
*	Benchmark Electronics Inc.	69,525	1,140
*	ACI Worldwide Inc.	50,725	1,136
*	AsiaInfo-Linkage Inc.	57,252	1,130
*	Cavium Networks Inc.	39,163	1,126
*	Infinera Corp.	96,055	1,121
*	Coherent Inc.	27,835	1,114
*	JDA Software Group Inc.	43,693	1,108
	Earthlink Inc.	121,256	1,102
	Cognex Corp.	41,086	1,102
*	Euronet Worldwide Inc.	59,706	1,074
*	Blue Coat Systems Inc.	43,993	1,058
*,^ Synaptics Inc.		37,393	1,052
*	Littelfuse Inc.	24,058	1,051
*	Integrated Device Technology Inc.	178,923	1,047
*	Art Technology Group Inc.	248,801	1,028
*	Checkpoint Systems Inc.	49,985	1,017
*	Sanmina-SCI Corp.	82,888	1,001
*	Manhattan Associates Inc.	33,835	993
*	MicroStrategy Inc. Class A	11,363	984
*	Netgear Inc.	36,397	983
*	Tessera Technologies Inc.	53,125	983
*	Advent Software Inc.	18,801	981
*	DTS Inc.	25,298	966
*	Oclaro Inc.	60,117	962
*	L-1 Identity Solutions Inc.	81,863	960
*	SRA International Inc. Class A	48,306	953
*	MKS Instruments Inc.	52,419	942
	Power Integrations Inc.	29,258	930
*	Mantech International Corp. Class A	23,265	921
*	Emulex Corp.	88,209	921
*	Take-Two Interactive Software Inc.	89,382	906
	Black Box Corp.	28,268	906
*	Applied Micro Circuits Corp.	90,504	905
*	Amkor Technology Inc.	136,964	900
*	CSG Systems International Inc.	49,123	896
*	Constant Contact Inc.	41,539	890
*,^ SunPower Corp. Class A		61,466	885
*	Tyler Technologies Inc.	43,250	872
*	OpenTable Inc.	12,670	863
*	Forrester Research Inc.	25,903	857
*	Isilon Systems Inc.	38,077	848
*	Websense Inc.	47,587	844
*	Comtech Telecommunications Corp.	30,817	843
*	Tekelec	63,196	819
*	Netscout Systems Inc.	39,752	815
*	Cabot Microelectronics Corp.	25,113	808
*	Insight Enterprises Inc.	51,603	807
*	Harmonic Inc.	115,604	795
*	FEI Co.	40,578	794
*	Sonus Networks Inc.	223,520	789
*	Scansource Inc.	28,358	787
*	Brightpoint Inc.	112,383	786
*	Epicor Software Corp.	87,412	760

*	EchoStar Corp. Class A	39,754	759
*	SAVVIS Inc.	35,913	757
*	Advanced Energy Industries Inc.	57,894	756
*	Actel Corp.	47,002	750
*	Diodes Inc.	42,876	733
*	Anadigics Inc.	120,193	732
*	Entegris Inc.	155,198	725
*	DealerTrack Holdings Inc.	42,319	723
*	Ultimate Software Group Inc.	18,507	715
	Pegasystems Inc.	22,647	703
*	Fortinet Inc.	27,800	695
*	Rofin-Sinar Technologies Inc.	27,247	692
*	DG FastChannel Inc.	31,724	690
*	Hypercom Corp.	105,762	687
*	Internet Capital Group Inc.	62,024	684
*	FARO Technologies Inc.	30,926	674
*,^ Power-One Inc.		73,405	667
*	Bottomline Technologies Inc.	43,050	661
*	Brooks Automation Inc.	97,828	656
*	Avid Technology Inc.	49,024	643
	Sycamore Networks Inc.	19,694	638
	EPIQ Systems Inc.	51,948	637
*	Sourcefire Inc.	22,064	636
*	Lattice Semiconductor Corp.	133,916	636
*	DivX Inc.	64,883	618
*	SunPower Corp. Class B	44,055	611
*	Limelight Networks Inc.	103,232	607
	CTS Corp.	61,479	591
*	Intermec Inc.	48,233	591
	NIC Inc.	70,879	588
	AVX Corp.	42,088	582
*,^ Sonic Solutions Inc.		50,976	580
*	GT Solar International Inc.	69,261	580
	iGate Corp.	31,589	573
	Methode Electronics Inc.	62,951	572
*	Radiant Systems Inc.	33,421	571
*	Kulicke & Soffa Industries Inc.	92,122	570
*	ATMI Inc.	38,247	568
*	SYNNEX Corp.	20,054	564
*	Electro Scientific Industries Inc.	49,817	553
*	Energy Conversion Devices Inc.	106,973	537
*	Loral Space & Communications Inc.	10,252	535
*	comScore Inc.	22,696	534
*	Interactive Intelligence Inc.	30,246	532
*	Actuate Corp.	102,783	529
*	Ceva Inc.	36,858	527
*	Rogers Corp.	16,664	525
*	TeleTech Holdings Inc.	35,179	522
*	Universal Display Corp.	22,141	520
	MTS Systems Corp.	16,550	513
	Cohu Inc.	40,747	513
*	Electronics for Imaging Inc.	41,007	497
*	FormFactor Inc.	57,026	490
	Heartland Payment Systems Inc.	31,966	487
*	KVH Industries Inc.	32,029	481
*	Verigy Ltd.	59,079	480
*	Echelon Corp.	55,346	473
	Park Electrochemical Corp.	17,950	473

* Anaren Inc.	27,984	470
* STEC Inc.	37,451	466
* Cogent Inc.	43,660	465
* Axcelis Technologies Inc.	238,137	460
* Ciber Inc.	152,690	460
* NetSuite Inc.	19,478	459
* ModusLink Global Solutions Inc.	72,274	459
* Monolithic Power Systems Inc.	28,088	459
DDi Corp.	49,358	456
Diamond Management & Technology Consultants Inc. Class A	36,147	452
* Integrated Silicon Solution Inc.	52,396	451
Daktronics Inc.	45,770	449
* Liquidity Services Inc.	28,012	448
* Aviat Networks Inc.	107,888	441
Molex Inc.	21,054	441
* Net 1 UEPS Technologies Inc.	37,953	439
United Online Inc.	74,096	424
* Knot Inc.	45,091	412
* Comverge Inc.	52,135	410
* Imation Corp.	43,605	407
* Cray Inc.	61,604	407
* LogMeIn Inc.	11,200	403
* Callidus Software Inc.	94,370	403
* RealNetworks Inc.	122,217	398
* Computer Task Group Inc.	51,824	396
* Agilysys Inc.	59,901	389
* Dice Holdings Inc.	45,907	389
* LTX-Credence Corp.	185,961	389
* Stratasys Inc.	13,721	380
* TTM Technologies Inc.	38,617	378
* OSI Systems Inc.	10,341	376
* Digi International Inc.	39,209	372
* Extreme Networks	119,004	370
* IPG Photonics Corp.	15,325	370
* IXYS Corp.	37,753	361
* Hackett Group Inc.	86,930	359
Micrel Inc.	36,361	359
Electro Rent Corp.	26,803	356
Keynote Systems Inc.	30,386	353
* Advanced Analogic Technologies Inc.	100,404	352
* Volterra Semiconductor Corp.	16,227	349
* RightNow Technologies Inc.	17,726	349
* Oplink Communications Inc.	17,301	343
* Multi-Fineline Electronix Inc.	15,523	341
* Kenexa Corp.	19,325	339
* Sigma Designs Inc.	29,334	337
* Infospace Inc.	38,415	333
* Novatel Wireless Inc.	42,033	331
* Kopin Corp.	92,167	327
Bel Fuse Inc. Class B	15,679	326
* Entropic Communications Inc.	33,635	323
* Quantum Corp.	152,134	323
* China Security & Surveillance Technology Inc.	56,145	312
* SolarWinds Inc.	17,978	310
* ExlService Holdings Inc.	15,860	308
* Smith Micro Software Inc.	30,859	307
* Lionbridge Technologies Inc.	71,020	305
* Cogo Group Inc.	49,000	303

*	EMS Technologies Inc.	16,026	299
*	Standard Microsystems Corp.	13,011	297
*	DSP Group Inc.	41,552	291
*	TNS Inc.	17,026	289
*	Gerber Scientific Inc.	46,466	287
*	Mercury Computer Systems Inc.	23,767	286
*,^ Evergreen Solar Inc.		384,548	282
*	Zoran Corp.	36,095	276
*	MIPS Technologies Inc. Class A	27,892	271
*	Immersion Corp.	45,431	268
*	THQ Inc.	63,782	256
*	ActivIdentity Corp.	117,209	256
*	LivePerson Inc.	29,813	250
*	Openwave Systems Inc.	146,244	249
*	NVE Corp.	5,775	248
*	Internap Network Services Corp.	49,536	243
*	Exar Corp.	40,090	240
	American Software Inc. Class A	40,057	236
*	Ixia	18,914	235
*	Globecomm Systems Inc.	27,684	232
*,^ Rubicon Technology Inc.		10,201	231
*	Compellent Technologies Inc.	12,535	228
	Cass Information Systems Inc.	6,641	228
*	Mindspeed Technologies Inc.	29,313	228
*	FalconStor Software Inc.	72,439	222
*	Silicon Image Inc.	45,871	219
*	MoneyGram International Inc.	88,596	216
*	Stamps.com Inc.	16,213	211
*	Measurement Specialties Inc.	11,379	210
*	DemandTec Inc.	22,155	208
*	Newport Corp.	18,034	205
	Keithley Instruments Inc.	9,460	203
*	Vishay Precision Group Inc.	12,916	202
	Renaissance Learning Inc.	19,631	200
*	CalAmp Corp.	77,796	200
*	BigBand Networks Inc.	69,711	198
*	Terremark Worldwide Inc.	18,834	195
*	Perficient Inc.	21,245	194
	Opnet Technologies Inc.	10,666	194
*	Nanometrics Inc.	12,155	183
*	Silicon Graphics International Corp.	23,527	183
*	Conexant Systems Inc.	110,585	181
*	Integral Systems Inc.	24,283	179
*	Unica Corp.	8,400	176
*	Intevac Inc.	17,418	174
*	Synchronoss Technologies Inc.	9,493	169
*	LoopNet Inc.	13,986	166
*,^ Emcore Corp.		206,703	166
*	FSI International Inc.	62,208	165
*	Move Inc.	73,964	165
	Marchex Inc. Class B	28,372	155
	Imergent Inc.	30,993	153
*	Supertex Inc.	6,817	151
*	Ultratech Inc.	8,814	151
*	Maxwell Technologies Inc.	9,989	146
*	Vocus Inc.	7,836	145
*	Global Cash Access Holdings Inc.	35,265	144
*	AXT Inc.	21,700	144

*	S1 Corp.	26,317	137
*	LaserCard Corp.	28,524	137
*	support.com Inc.	28,656	131
*	LRAD Corp.	82,441	129
*	Dot Hill Systems Corp.	90,146	126
*	Hutchinson Technology Inc.	36,235	126
*	Edgewater Technology Inc.	46,184	126
*	Concurrent Computer Corp.	18,716	124
*,^ Microvision Inc.		56,255	123
*	Spectrum Control Inc.	8,322	122
*	Saba Software Inc.	22,394	122
*	PC-Tel Inc.	19,282	118
*	LoJack Corp.	30,792	118
*	Magma Design Automation Inc.	31,132	115
*	Dynamics Research Corp.	11,159	115
*	Cyberoptics Corp.	12,617	115
	Technitrol Inc.	25,898	114
*	NU Horizons Electronics Corp.	16,256	113
*	Hughes Communications Inc.	4,143	113
*	Internet Brands Inc. Class A	8,358	111
*	Radisys Corp.	11,734	111
*	Aware Inc.	40,801	109
*	Super Micro Computer Inc.	10,298	107
*	Zygo Corp.	10,741	105
*	SMART Modular Technologies WWH Inc.	17,305	104
*	QuickLogic Corp.	20,338	104
*	Network Equipment Technologies Inc.	29,565	102
*	VASCO Data Security International Inc.	15,503	101
	Evolving Systems Inc.	13,376	101
*	Powerwave Technologies Inc.	55,133	100
*	China Information Technology Inc.	20,107	98
*	Autobytel Inc.	106,703	93
*	Seachange International Inc.	11,978	89
*	Presstek Inc.	40,414	89
*	Cinedigm Digital Cinema Corp. Class A	66,166	88
*	Reis Inc.	13,650	88
*	TeleCommunication Systems Inc. Class A	22,329	87
*	UTStarcom Inc.	39,498	86
*	ShoreTel Inc.	17,242	86
*	CPI International Inc.	6,000	84
*	Rudolph Technologies Inc.	9,937	83
*	Looksmart Ltd.	39,938	81
*	AuthenTec Inc.	46,234	77
*	KIT Digital Inc.	6,217	75
*	SRS Labs Inc.	7,958	74
*	Symmetricom Inc.	12,833	73
*	Pericom Semiconductor Corp.	8,393	73
*,^ Wave Systems Corp. Class A		32,232	72
*	Authentidate Holding Corp.	104,866	66
*	Virtusa Corp.	6,800	66
*	Photronics Inc.	12,399	66
*	StarTek Inc.	15,286	64
	TheStreet.com Inc.	22,202	62
*	PROS Holdings Inc.	6,600	61
*	Occam Networks Inc.	7,800	61
*	MoSys Inc.	12,209	60
	Ipass Inc.	48,300	59
*	China TransInfo Technology Corp.	9,100	58

* Online Resources Corp.	12,493	55
* BTU International Inc.	8,000	55
* PC Connection Inc.	7,935	54
* PAR Technology Corp.	7,700	47
* Web.com Group Inc.	8,564	47
* Mattson Technology Inc.	17,005	47
* Ness Technologies Inc.	9,900	45
* Transwitch Corp.	16,332	44
* Ikanos Communications Inc.	36,043	43
* Trident Microsystems Inc.	23,681	40
* Phoenix Technologies Ltd.	10,207	40
* PRGX Global Inc.	6,968	40
* Rosetta Stone Inc.	1,800	38
* TechTeam Global Inc.	5,448	38
* Pixelworks Inc.	11,060	38
* PLX Technology Inc.	10,154	37
* EndWave Corp.	16,431	36
* RAE Systems Inc.	22,642	36
* Information Services Group Inc.	18,500	33
* WebMediaBrands Inc.	36,066	32
* Ditech Networks Inc.	23,701	31
* Planar Systems Inc.	13,595	31
Bel Fuse Inc. Class A	1,477	31
* Bsquare Corp.	9,265	31
* Rimage Corp.	1,873	31
* NCI Inc. Class A	1,600	30
* Westell Technologies Inc. Class A	12,309	28
Richardson Electronics Ltd.	2,516	26
* Tollgrade Communications Inc.	3,588	26
* Network Engines Inc.	17,619	26
* Rainmaker Systems Inc.	18,990	25
* GSE Systems Inc.	7,184	24
* Archipelago Learning Inc.	2,000	24
* Ramtron International Corp.	6,348	23
QAD Inc.	5,641	23
* Lantronix Inc.	6,945	23
* Viasystems Group Inc.	1,494	23
* X-Rite Inc.	5,944	23
* Zhone Technologies Inc.	10,380	22
* ORBCOMM Inc.	9,500	22
* Telular Corp.	7,011	21
* PDF Solutions Inc.	5,752	21
* Datalink Corp.	6,944	21
* Opnext Inc.	13,114	21
* HSW International Inc.	3,300	20
* Analysts International Corp.	8,684	20
* MEMSIC Inc.	7,934	19
* Frequency Electronics Inc.	3,183	19
* Digital Ally Inc.	9,000	17
* eLoyalty Corp.	2,159	15
* Comarco Inc.	6,417	14
* Zix Corp.	4,904	14
* Superconductor Technologies Inc.	7,694	13
* Vertro Inc.	4,827	13
* ID Systems Inc.	6,074	12
* Digital Angel Corp.	25,038	12
* Transact Technologies Inc.	1,434	11
* Spire Corp.	2,320	10

* Research Frontiers Inc.	2,434	10
* Identive Group Inc.	5,161	9
* Parkervision Inc.	7,288	5
* Selectica Inc.	809	4
* LeCroy Corp.	387	3
* iGO Inc.	1,228	2
* Management Network Group Inc.	579	2
* Wireless Telecom Group Inc.	1,279	1
* Veraz Networks Inc.	600	1
* ICx Technologies Inc.	100	1
* Innodata Isogen Inc.	200	1
* Market Leader Inc.	200	—
		2,620,614
Materials (4.0%)
EI du Pont de Nemours & Co.	989,108	44,134
Freeport-McMoRan Copper & Gold Inc.	472,273	40,327
Dow Chemical Co.	1,260,752	34,620
Newmont Mining Corp.	536,303	33,685
Praxair Inc.	333,993	30,146
Monsanto Co.	595,572	28,546
Air Products & Chemicals Inc.	231,815	19,199
Alcoa Inc.	1,114,407	13,495
PPG Industries Inc.	181,851	13,239
Nucor Corp.	344,836	13,173
Ecolab Inc.	255,408	12,959
Mosaic Co.	170,398	10,013
International Paper Co.	453,247	9,858
Cliffs Natural Resources Inc.	147,815	9,448
Sigma-Aldrich Corp.	132,803	8,019
Lubrizol Corp.	74,463	7,891
Sherwin-Williams Co.	101,797	7,649
CF Industries Holdings Inc.	77,723	7,422
United States Steel Corp.	156,858	6,877
Airgas Inc.	86,609	5,885
Eastman Chemical Co.	79,038	5,849
Ball Corp.	95,922	5,645
Celanese Corp. Class A	171,299	5,499
FMC Corp.	75,586	5,171
Vulcan Materials Co.	139,666	5,156
* Crown Holdings Inc.	177,277	5,081
* Owens-Illinois Inc.	180,488	5,064
* Pactiv Corp.	145,044	4,783
Walter Energy Inc.	58,582	4,762
MeadWestvaco Corp.	186,455	4,546
Allegheny Technologies Inc.	96,819	4,497
International Flavors & Fragrances Inc.	86,763	4,210
Albemarle Corp.	89,786	4,203
Ashland Inc.	80,911	3,946
Sealed Air Corp.	174,005	3,912
Bemis Co. Inc.	120,160	3,815
Nalco Holding Co.	150,873	3,803
Martin Marietta Materials Inc.	49,396	3,802
Sonoco Products Co.	109,530	3,663
Aptargroup Inc.	74,845	3,418
Valspar Corp.	103,081	3,283
Reliance Steel & Aluminum Co.	77,044	3,200
Steel Dynamics Inc.	226,526	3,196

Domtar Corp.	47,538	3,070
Cytec Industries Inc.	53,973	3,043
RPM International Inc.	141,714	2,823
Compass Minerals International Inc.	36,125	2,768
Royal Gold Inc.	55,312	2,757
Scotts Miracle-Gro Co. Class A	51,589	2,669
Packaging Corp. of America	113,669	2,634
Huntsman Corp.	210,692	2,436
* Allied Nevada Gold Corp.	86,706	2,298
* WR Grace & Co.	80,095	2,238
Cabot Corp.	68,489	2,231
* Solutia Inc.	133,681	2,142
Temple-Inland Inc.	112,615	2,101
Rock-Tenn Co. Class A	40,793	2,032
* Titanium Metals Corp.	98,904	1,974
Silgan Holdings Inc.	58,986	1,870
Commercial Metals Co.	125,792	1,823
* Rockwood Holdings Inc.	57,651	1,814
* Coeur d'Alene Mines Corp.	89,761	1,788
Olin Corp.	86,906	1,752
* Hecla Mining Co.	266,592	1,685
AK Steel Holding Corp.	121,084	1,672
Sensient Technologies Corp.	54,575	1,664
Carpenter Technology Corp.	48,480	1,634
NewMarket Corp.	14,147	1,608
Greif Inc. Class A	27,202	1,600
Balchem Corp.	42,146	1,301
* Intrepid Potash Inc.	49,676	1,295
* PolyOne Corp.	102,188	1,235
* Ferro Corp.	94,867	1,223
Minerals Technologies Inc.	20,733	1,222
Schnitzer Steel Industries Inc.	25,071	1,210
Arch Chemicals Inc.	33,825	1,187
Schweitzer-Mauduit International Inc.	20,248	1,181
Eagle Materials Inc.	46,812	1,109
HB Fuller Co.	53,960	1,072
Innophos Holdings Inc.	31,965	1,058
Worthington Industries Inc.	69,918	1,051
* Century Aluminum Co.	79,719	1,050
* Louisiana-Pacific Corp.	137,203	1,039
* OM Group Inc.	32,492	979
* RTI International Metals Inc.	31,610	968
Buckeye Technologies Inc.	65,081	957
* Calgon Carbon Corp.	63,849	926
* Brush Engineered Materials Inc.	31,763	903
* Clearwater Paper Corp.	11,824	900
Texas Industries Inc.	27,032	852
AMCOL International Corp.	31,968	837
* Stillwater Mining Co.	46,297	780
* Globe Specialty Metals Inc.	45,060	633
PH Glatfelter Co.	51,702	629
Westlake Chemical Corp.	20,205	605
Koppers Holdings Inc.	22,336	600
* General Moly Inc.	157,665	577
A Schulman Inc.	26,217	528
* Graphic Packaging Holding Co.	157,302	525
Stepan Co.	8,651	511
* US Gold Corp.	101,953	507

*	AM Castle & Co.	37,983	503
	Kaiser Aluminum Corp.	11,755	503
	Hawkins Inc.	13,852	491
	Quaker Chemical Corp.	13,689	446
	Deltic Timber Corp.	9,732	436
*	Georgia Gulf Corp.	24,633	402
	Neenah Paper Inc.	26,378	401
*	Omnova Solutions Inc.	55,515	399
*	STR Holdings Inc.	18,368	396
	Myers Industries Inc.	45,983	395
	Haynes International Inc.	10,935	382
*	Kraton Performance Polymers Inc.	14,000	380
*	Innospec Inc.	24,603	375
	American Vanguard Corp.	58,214	360
	Zep Inc.	18,993	331
*	Headwaters Inc.	85,059	306
*	Mercer International Inc.	60,823	297
*	Horsehead Holding Corp.	29,877	295
*,^ China Green Agriculture Inc.		33,340	293
*	US Energy Corp.	63,038	286
	Olympic Steel Inc.	12,103	278
*	Wausau Paper Corp.	30,839	256
*	Zoltek Cos. Inc.	26,084	253
*	Landec Corp.	40,136	249
*	Spartech Corp.	24,653	202
*	LSB Industries Inc.	10,487	195
*	Boise Inc.	28,852	187
*	KapStone Paper and Packaging Corp.	14,668	178
*,^ Altair Nanotechnologies Inc.		272,669	169
*,^ China Agritech Inc.		10,018	116
*	Universal Stainless & Alloy	4,711	116
	Chase Corp.	7,279	106
*	AEP Industries Inc.	3,419	81
*	Nanophase Technologies Corp.	66,151	67
*,^ Flotek Industries Inc.		48,352	67
*	China Direct Industries Inc.	55,098	67
*	Ampal American Israel Class A	37,209	63
	KMG Chemicals Inc.	4,300	61
*	General Steel Holdings Inc.	20,670	56
*,^ Orient Paper Inc.		12,788	55
*	Penford Corp.	10,007	46
*	ADA-ES Inc.	9,200	45
*	American Pacific Corp.	9,521	42
*	Senomyx Inc.	9,700	39
*,^ China Precision Steel Inc.		23,637	38
*	Yongye International Inc.	5,034	35
*	United States Lime & Minerals Inc.	600	23
*	Solitario Exploration & Royalty Corp.	10,000	23
*	Gulf Resources Inc.	2,400	18
*	Puda Coal Inc.	1,550	12
*	Sutor Technology Group Ltd.	5,291	9
*	Verso Paper Corp.	2,700	8
			553,502
Telecommunication Services (3.0%)
	AT&T Inc.	6,449,534	184,457
	Verizon Communications Inc.	3,085,843	100,568
*	American Tower Corp. Class A	440,361	22,573

*	Sprint Nextel Corp.	3,215,517	14,888
*	Crown Castle International Corp.	317,808	14,031
	CenturyLink Inc.	328,451	12,961
	Qwest Communications International Inc.	1,708,486	10,712
	Frontier Communications Corp.	1,068,185	8,727
*	NII Holdings Inc.	183,046	7,523
	Windstream Corp.	528,828	6,499
*	SBA Communications Corp. Class A	121,315	4,889
	Telephone & Data Systems Inc.	95,628	3,137
*	tw telecom inc Class A	158,810	2,949
*	MetroPCS Communications Inc.	270,241	2,827
*	Syniverse Holdings Inc.	76,882	1,743
*	Level 3 Communications Inc.	1,843,953	1,728
*	AboveNet Inc.	17,581	916
*	United States Cellular Corp.	19,491	896
*	Leap Wireless International Inc.	70,735	874
	Atlantic Tele-Network Inc.	17,036	839
	Alaska Communications Systems Group Inc.	77,855	790
*	Cincinnati Bell Inc.	288,029	769
*	Clearwire Corp. Class A	90,230	730
	NTELOS Holdings Corp.	42,740	723
	Consolidated Communications Holdings Inc.	25,304	472
*	General Communication Inc. Class A	45,071	449
*	Premiere Global Services Inc.	63,069	447
*	PAETEC Holding Corp.	106,204	436
	Shenandoah Telecommunications Co.	23,104	420
*	Cogent Communications Group Inc.	43,268	410
	USA Mobility Inc.	21,150	339
*	Vonage Holdings Corp.	121,632	310
*	Cbeyond Inc.	23,323	299
*	IDT Corp. Class B	16,167	288
*	Neutral Tandem Inc.	22,381	267
*	Global Crossing Ltd.	20,678	266
*	ICO Global Communications Holdings Ltd.	146,260	240
	HickoryTech Corp.	26,063	222
	Telephone & Data Systems Inc. - Special Common Shares	7,633	216
*	Iridium Communications Inc.	24,000	205
*	8x8 Inc.	93,343	201
*	FiberTower Corp.	29,779	126
*	Arbinet Corp.	10,783	79
*	SureWest Communications	9,822	73
*,^ TerreStar Corp.		128,547	45
*	IDT Corp.	552	8
			412,567
Utilities (3.7%)
	Southern Co.	900,099	33,520
	Exelon Corp.	721,081	30,704
	Dominion Resources Inc.	650,619	28,406
	Duke Energy Corp.	1,433,451	25,386
	NextEra Energy Inc.	430,026	23,389
	American Electric Power Co. Inc.	522,772	18,940
	PG&E Corp.	406,397	18,459
	Public Service Enterprise Group Inc.	552,255	18,269
	Entergy Corp.	206,548	15,807
	Consolidated Edison Inc.	307,732	14,839
	Progress Energy Inc.	314,225	13,958
	PPL Corp.	511,406	13,926

Sempra Energy	257,303	13,843
FirstEnergy Corp.	333,256	12,844
Edison International	338,343	11,636
Xcel Energy Inc.	502,374	11,540
DTE Energy Co.	183,825	8,443
* AES Corp.	739,895	8,398
Ameren Corp.	260,709	7,404
Wisconsin Energy Corp.	127,534	7,371
CenterPoint Energy Inc.	433,865	6,820
Constellation Energy Group Inc.	209,679	6,760
* NRG Energy Inc.	279,356	5,816
Northeast Utilities	192,539	5,693
NiSource Inc.	303,238	5,276
SCANA Corp.	128,947	5,199
Oneok Inc.	110,193	4,963
Pinnacle West Capital Corp.	118,300	4,882
* Calpine Corp.	388,893	4,842
NSTAR	116,526	4,585
Allegheny Energy Inc.	185,517	4,549
Pepco Holdings Inc.	244,242	4,543
CMS Energy Corp.	251,606	4,534
American Water Works Co. Inc.	191,180	4,449
Alliant Energy Corp.	121,146	4,404
Integrys Energy Group Inc.	83,990	4,373
OGE Energy Corp.	106,024	4,227
National Fuel Gas Co.	75,917	3,933
MDU Resources Group Inc.	195,373	3,898
TECO Energy Inc.	222,120	3,847
UGI Corp.	120,308	3,442
ITC Holdings Corp.	55,264	3,440
DPL Inc.	131,044	3,424
Energen Corp.	74,632	3,412
NV Energy Inc.	256,802	3,377
Questar Corp.	191,351	3,354
AGL Resources Inc.	85,767	3,290
Aqua America Inc.	149,675	3,053
Atmos Energy Corp.	102,658	3,003
Westar Energy Inc.	121,920	2,954
Great Plains Energy Inc.	149,325	2,822
Hawaiian Electric Industries Inc.	102,680	2,314
Nicor Inc.	49,920	2,287
Piedmont Natural Gas Co. Inc.	78,318	2,271
Vectren Corp.	85,010	2,199
WGL Holdings Inc.	55,877	2,111
Cleco Corp.	66,925	1,982
IDACORP Inc.	53,020	1,904
New Jersey Resources Corp.	45,528	1,786
Portland General Electric Co.	82,991	1,683
Southwest Gas Corp.	49,988	1,679
South Jersey Industries Inc.	32,994	1,632
* Mirant Corp.	159,511	1,589
UIL Holdings Corp.	52,526	1,479
Northwest Natural Gas Co.	29,336	1,392
* RRI Energy Inc.	389,282	1,382
Unisource Energy Corp.	39,820	1,331
Allete Inc.	35,175	1,281
Black Hills Corp.	41,067	1,281
Avista Corp.	60,524	1,264

* El Paso Electric Co.			48,205	1,146
NorthWestern Corp.			39,701	1,132
PNM Resources Inc.			95,509	1,088
MGE Energy Inc.			25,481	1,009
Laclede Group Inc.			28,415	978
Empire District Electric Co.			44,302	893
American States Water Co.			22,080	790
Otter Tail Corp.			37,415	763
CH Energy Group Inc.			16,596	733
California Water Service Group			19,097	706
Ormat Technologies Inc.			21,178	618
* Dynegy Inc. Class A			110,486	538
SJW Corp.			20,139	496
Connecticut Water Service Inc.			17,283	414
Chesapeake Utilities Corp.			8,911	323
Central Vermont Public Service Corp.			15,635	315
Maine & Maritimes Corp.			3,924	176
Middlesex Water Co.			9,152	154
* Cadiz Inc.			13,055	134
Unitil Corp.			5,113	112
Consolidated Water Co. Ltd.			11,813	112
*,^ China Natural Gas Inc.			7,600	45
York Water Co.			1,850	30
*,^ Raser Technologies Inc.			96,170	23
Delta Natural Gas Co. Inc.			700	22
Pennichuck Corp.			702	16
* Synthesis Energy Systems Inc.			15,100	14
Artesian Resources Corp. Class A			624	12
* Purecycle Corp.			2,610	7
				515,892
Total Common Stocks (Cost $14,040,029)				13,934,095
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.261%		50,008,319	50,008

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.240%	12/30/10	1,000	999
[4,5] Freddie Mac Discount Notes	0.230%	10/12/10	500	500
[4,5] Freddie Mac Discount Notes	0.240%	3/14/11	3,000	2,997
[4,5] Freddie Mac Discount Notes	0.271%	6/7/11	250	250
				4,746
Total Temporary Cash Investments (Cost $54,754)				54,754
Total Investments (100.0%) (Cost $14,094,783)				13,988,849
Other Assets and Liabilities-Net (0.0%)[2]				(1,227)
Net Assets (100%)				13,987,622
* Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $37,289,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Includes $40,244,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $4,746,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	13,934,095	—	—
Temporary Cash Investments	50,008	4,746	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(182)	—	—
Total	13,983,922	4,746	—
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2010:

Investments in
Common Stocks
($000)
Amount valued based on Level 3 Inputs
Balance as of (December 31, 2009)	29
Total Sales	(9)
Net Realized Gain (Loss)	(89)
Change in Unrealized Appreciation (Depreciation)	69
Balance as of (September 30, 2010)	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Russell 2000 Mini Index	December 2010	73	4,924	192
S&P 500 Index	December 2010	156	44,331	810
E-mini S&P 500 Index	December 2010	50	2,842	17
S&P MidCap 400 Index	December 2010	6	2,400	79

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2010, the cost of investment securities for tax purposes was $14,094,783,000. Net unrealized depreciation of investment securities for tax purposes was $105,934,000, consisting of unrealized gains of $1,663,453,000 on securities that had risen in value since their purchase and $1,769,387,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 18, 2010
VANGUARD INSTITUTIONAL INDEX FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 18, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.